Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
March 31, 2024
VIGBI-NPRT1-0524
1.9905668.101
Nonconvertible Bonds - 26.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.65% 2/1/28	284,000	251,509
2.25% 2/1/32	467,000	379,540
2.55% 12/1/33	1,877,000	1,503,430
2.75% 6/1/31	509,000	438,432
2.95% 7/15/26	219,000	208,608
3.3% 2/1/52	484,000	334,965
3.5% 6/1/41	261,000	203,736
3.5% 9/15/53	864,000	609,571
3.55% 9/15/55	1,880,000	1,314,544
3.65% 6/1/51	400,000	293,655
3.65% 9/15/59	1,076,000	749,124
3.8% 2/15/27	247,000	239,151
3.8% 12/1/57	1,915,000	1,386,502
4.35% 6/15/45	175,000	149,121
4.5% 3/9/48	224,000	190,526
4.65% 6/1/44	216,000	190,220
Orange SA 5.5% 2/6/44	82,000	82,616
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	171,000	166,294
5.213% 3/8/47	180,000	165,628
7.045% 6/20/36	71,000	79,487
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	89,797
1.68% 10/30/30	92,000	74,955
2.1% 3/22/28	751,000	676,098
2.355% 3/15/32	1,607,000	1,320,626
2.55% 3/21/31	2,142,000	1,829,956
3% 3/22/27	163,000	154,469
3.55% 3/22/51	299,000	221,966
4.125% 3/16/27	192,000	187,924
4.272% 1/15/36	666,000	611,924
4.329% 9/21/28	419,000	409,675
4.4% 11/1/34	103,000	97,096
4.75% 11/1/41	27,000	25,578
5.012% 4/15/49	67,000	66,464
5.012% 8/21/54	344,000	325,698
		15,028,885
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	249,160
2.65% 1/13/31	435,000	382,961
2.75% 9/1/49	286,000	189,969
3.5% 5/13/40	187,000	153,721
3.6% 1/13/51	186,000	144,089
3.7% 10/15/25	192,000	188,088
3.8% 3/22/30	2,891,000	2,754,701
3.8% 5/13/60	187,000	145,946
4.7% 3/23/50	1,046,000	980,555
5.4% 10/1/43	106,000	108,177
6.15% 3/1/37	108,000	117,989
6.15% 2/15/41	288,000	317,108
		5,732,464
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	192,192
1.1% 8/15/30	404,000	330,823
1.998% 8/15/26	63,000	59,296
2.05% 8/15/50	404,000	241,722
Baidu, Inc. 3.425% 4/7/30	334,000	304,291
		1,128,324
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	574,380
3.5% 6/1/41	924,000	620,444
3.7% 4/1/51	243,000	150,283
3.85% 4/1/61	2,000,000	1,186,659
3.9% 6/1/52	4,000,000	2,543,864
4.2% 3/15/28	302,000	284,644
4.4% 4/1/33	318,000	281,817
4.8% 3/1/50	6,000,000	4,441,270
4.908% 7/23/25	704,000	695,432
5.05% 3/30/29	167,000	161,025
5.125% 7/1/49	339,000	262,675
5.25% 4/1/53	242,000	191,655
5.375% 5/1/47	2,518,000	2,028,918
5.5% 4/1/63	318,000	249,386
5.75% 4/1/48	143,000	120,421
6.384% 10/23/35	369,000	364,675
6.484% 10/23/45	474,000	439,314
6.834% 10/23/55	3,000,000	2,878,251
Comcast Corp.:
1.5% 2/15/31	390,000	314,876
1.95% 1/15/31	70,000	58,163
2.35% 1/15/27	653,000	610,825
2.45% 8/15/52	390,000	228,808
2.65% 2/1/30	216,000	192,103
2.8% 1/15/51	224,000	143,321
3.15% 3/1/26	137,000	132,645
3.3% 2/1/27	327,000	313,749
3.375% 8/15/25	376,000	367,451
3.4% 4/1/30	200,000	184,956
3.45% 2/1/50	204,000	149,180
3.75% 4/1/40	160,000	132,998
3.969% 11/1/47	143,000	114,943
4% 3/1/48	329,000	267,012
4.15% 10/15/28	517,000	504,595
Discovery Communications LLC:
3.625% 5/15/30	765,000	684,196
4% 9/15/55	314,000	214,893
4.65% 5/15/50	1,508,000	1,177,985
5.2% 9/20/47	230,000	193,241
Fox Corp.:
4.709% 1/25/29	515,000	507,791
5.476% 1/25/39	331,000	315,005
5.576% 1/25/49	406,000	378,074
Time Warner Cable LLC:
4.5% 9/15/42	418,000	309,239
5.5% 9/1/41	214,000	178,143
5.875% 11/15/40	188,000	162,850
6.55% 5/1/37	2,538,000	2,399,088
7.3% 7/1/38	585,000	590,941
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	131,018
3% 7/30/46	123,000	87,136
3.15% 9/17/25	260,000	252,852
4.125% 6/1/44	156,000	135,661
Warnermedia Holdings, Inc.:
3.638% 3/15/25	281,000	275,417
3.755% 3/15/27	853,000	814,042
4.054% 3/15/29	190,000	177,864
4.279% 3/15/32	4,437,000	3,963,300
5.05% 3/15/42	692,000	594,769
5.141% 3/15/52	7,416,000	6,155,261
		40,889,504
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	369,155
2.25% 11/15/31	5,000,000	4,105,641
3.3% 2/15/51	412,000	288,084
3.5% 4/15/25	241,000	236,283
3.75% 4/15/27	997,000	960,218
3.875% 4/15/30	1,339,000	1,254,352
Vodafone Group PLC:
5.125% 6/19/59	180,000	164,525
5.25% 5/30/48	655,000	625,493
		8,003,751
TOTAL COMMUNICATION SERVICES		70,782,928
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
General Motors Co.:
5% 10/1/28	189,000	188,122
5.2% 4/1/45	117,000	105,108
5.95% 4/1/49	173,000	170,575
6.6% 4/1/36	160,000	170,089
6.75% 4/1/46	196,000	211,661
6.8% 10/1/27	364,000	381,135
General Motors Financial Co., Inc.:
3.85% 1/5/28	192,000	182,842
4% 1/15/25	169,000	166,763
4% 10/6/26	101,000	97,930
4.3% 7/13/25	340,000	334,837
4.35% 1/17/27	219,000	213,888
5.65% 1/17/29	587,000	593,074
5.85% 4/6/30	1,080,000	1,101,541
		3,917,565
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	475,412
3.15% 2/9/51	589,000	392,280
Kohl's Corp.:
4.25% 7/17/25	100,000	97,794
10.75% 5/15/25	43,000	44,505
Nordstrom, Inc.:
4% 3/15/27	124,000	118,257
5% 1/15/44	55,000	42,622
		1,170,870
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	53,532
Duke University 2.832% 10/1/55	128,000	86,421
George Washington University:
4.126% 9/15/48	192,000	166,097
4.3% 9/15/44	55,000	49,084
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	121,434
4.3% 2/21/48	136,000	116,828
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	93,858
3.885% 7/1/2116	78,000	59,354
3.959% 7/1/38	130,000	120,681
Northwestern University:
3.662% 12/1/57	152,000	120,926
4.643% 12/1/44	92,000	87,823
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	98,901
3.619% 10/1/37	27,000	23,369
Rice University 3.774% 5/15/55	50,000	41,263
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	29,663
University Notre Dame du Lac 3.438% 2/15/45	91,000	75,809
University of Chicago 3% 10/1/52	173,000	124,425
University of Southern California:
2.945% 10/1/51	314,000	221,999
5.25% 10/1/2111	55,000	56,949
		1,748,416
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc. 3.25% 2/15/30	237,000	213,342
McDonald's Corp.:
3.3% 7/1/25	165,000	161,311
3.5% 7/1/27	475,000	455,347
3.6% 7/1/30	448,000	417,823
3.7% 1/30/26	463,000	453,027
Metropolitan Museum of Art 3.4% 7/1/45	82,000	63,869
		1,764,719
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	214,254
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	542,093
Specialty Retail - 0.3%
AutoNation, Inc.:
3.85% 3/1/32	2,004,000	1,781,279
4.75% 6/1/30	96,000	92,176
AutoZone, Inc.:
3.25% 4/15/25	110,000	107,490
3.625% 4/15/25	461,000	452,535
3.75% 6/1/27	159,000	153,303
4% 4/15/30	996,000	944,962
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	191,762
1.7% 10/15/30	334,000	272,910
3.35% 4/1/27	85,000	81,216
3.65% 4/5/29	294,000	278,803
3.7% 4/15/46	96,000	73,477
3.75% 4/1/32	899,000	825,781
4.05% 5/3/47	315,000	253,671
4.45% 4/1/62	1,098,000	896,613
4.5% 4/15/30	811,000	793,001
O'Reilly Automotive, Inc. 4.2% 4/1/30	148,000	141,542
		7,340,521
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	166,425
2.85% 3/27/30	165,000	149,088
3.25% 3/27/40	334,000	268,909
3.375% 11/1/46	123,000	93,704
3.375% 3/27/50	165,000	124,827
Tapestry, Inc. 3.05% 3/15/32	80,000	65,697
		868,650
TOTAL CONSUMER DISCRETIONARY		17,567,088
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	9,503,102
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	145,460
4.7% 2/1/36	191,000	184,663
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	433,136
4.439% 10/6/48	203,000	180,625
4.6% 4/15/48	514,000	469,709
8.2% 1/15/39	77,000	99,907
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	261,460
3.7% 12/6/26	207,000	199,691
5.25% 11/15/48	199,000	190,032
Diageo Capital PLC:
1.375% 9/29/25	380,000	359,576
2% 4/29/30	407,000	346,333
2.125% 4/29/32	367,000	299,516
Keurig Dr. Pepper, Inc. 3.8% 5/1/50	87,000	66,611
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,354,369
4.2% 7/15/46	363,000	303,314
5% 5/1/42	1,644,000	1,556,528
The Coca-Cola Co.:
1.375% 3/15/31	334,000	270,777
1.45% 6/1/27	230,000	209,300
1.65% 6/1/30	230,000	193,859
2.5% 6/1/40	230,000	167,111
2.5% 3/15/51	167,000	105,658
2.6% 6/1/50	230,000	150,393
2.75% 6/1/60	230,000	149,288
3.375% 3/25/27	713,000	690,738
3.45% 3/25/30	436,000	409,891
		18,301,047
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	215,303
Sysco Corp.:
3.3% 7/15/26	90,000	86,430
3.75% 10/1/25	156,000	152,126
6.6% 4/1/40	270,000	298,658
		752,517
Food Products - 0.5%
Campbell Soup Co. 4.8% 3/15/48	384,000	341,198
General Mills, Inc.:
2.875% 4/15/30	289,000	257,272
3% 2/1/51	168,000	110,260
4.2% 4/17/28	472,000	460,335
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	1,107,000	1,020,412
3% 5/15/32	991,000	808,221
3.625% 1/15/32	381,000	325,997
5.125% 2/1/28	1,205,000	1,186,631
5.5% 1/15/30	159,000	156,697
5.75% 4/1/33	2,485,000	2,448,152
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)	6,000,000	6,304,332
		13,419,507
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	512,143
3.1% 3/26/30	116,000	106,291
3.2% 7/30/46	69,000	50,966
3.95% 11/1/28	234,000	228,568
Procter & Gamble Co.:
1% 4/23/26	315,000	292,373
1.95% 4/23/31	500,000	425,124
2.85% 8/11/27	123,000	116,581
3% 3/25/30	272,000	250,401
		1,982,447
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46	274,000	205,227
4.25% 8/9/42	963,000	789,152
4.5% 5/2/43	466,000	392,638
4.8% 2/14/29	491,000	486,178
5.8% 2/14/39	256,000	259,410
5.95% 2/14/49	452,000	460,014
BAT Capital Corp.:
3.222% 8/15/24	164,000	162,392
3.557% 8/15/27	153,000	144,883
4.39% 8/15/37	298,000	250,486
4.54% 8/15/47	459,000	354,389
4.758% 9/6/49	334,000	265,828
6.421% 8/2/33	422,000	441,442
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,909,384
6.125% 7/27/27 (b)	1,309,000	1,335,364
Philip Morris International, Inc.:
2.75% 2/25/26	103,000	98,738
3.875% 8/21/42	132,000	105,686
4.125% 3/4/43	274,000	226,396
4.875% 11/15/43	165,000	150,725
6.375% 5/16/38	40,000	43,781
Reynolds American, Inc.:
4.45% 6/12/25	303,000	298,948
5.7% 8/15/35	153,000	149,402
5.85% 8/15/45	116,000	107,595
6.15% 9/15/43	502,000	497,908
7.25% 6/15/37	570,000	614,817
		9,750,783
TOTAL CONSUMER STAPLES		44,206,301
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	659,000	543,979
5.125% 9/15/40	55,000	54,197
Halliburton Co.:
2.92% 3/1/30	264,000	236,738
3.8% 11/15/25	14,000	13,684
4.85% 11/15/35	270,000	262,591
5% 11/15/45	207,000	194,343
7.45% 9/15/39	41,000	49,560
		1,355,092
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp. 5.1% 9/1/40	82,000	70,370
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	129,249
Canadian Natural Resources Ltd.:
3.8% 4/15/24	852,000	851,362
3.9% 2/1/25	51,000	50,267
4.95% 6/1/47	175,000	158,308
5.85% 2/1/35	644,000	650,394
6.25% 3/15/38	188,000	195,649
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	162,572
5.4% 6/15/47	154,000	145,047
6.75% 11/15/39	8,000	8,815
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	255,342
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	432,000	443,219
6.036% 11/15/33 (b)	1,163,000	1,204,920
6.497% 8/15/43 (b)	348,000	373,436
6.544% 11/15/53 (b)	626,000	678,223
6.714% 8/15/63 (b)	375,000	411,436
ConocoPhillips Co.:
5.95% 3/15/46	165,000	174,924
6.5% 2/1/39	206,000	233,686
DCP Midstream Operating LP:
5.125% 5/15/29	1,257,000	1,253,424
5.6% 4/1/44	154,000	150,472
6.45% 11/3/36 (b)	311,000	325,616
6.75% 9/15/37 (b)	1,205,000	1,310,580
Devon Energy Corp.:
5% 6/15/45	456,000	404,602
5.6% 7/15/41	79,000	76,145
Enbridge, Inc.:
3.5% 6/10/24	77,000	76,689
4.25% 12/1/26	223,000	218,495
5.5% 12/1/46	397,000	389,621
Energy Transfer LP:
3.75% 5/15/30	750,000	691,278
3.9% 5/15/24 (c)	166,000	165,624
3.9% 7/15/26	206,000	199,757
4.5% 4/15/24	158,000	157,914
4.95% 6/15/28	767,000	760,838
5% 5/15/50	3,892,000	3,414,720
5.15% 3/15/45	219,000	198,991
5.25% 4/15/29	258,000	258,285
5.3% 4/1/44	159,000	146,159
5.4% 10/1/47	420,000	387,604
5.8% 6/15/38	523,000	519,884
6% 6/15/48	923,000	917,397
6.125% 12/15/45	120,000	120,617
6.25% 4/15/49	257,000	263,768
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	73,803
3.7% 2/15/26	652,000	637,053
3.95% 2/15/27	710,000	693,310
4.2% 1/31/50	163,000	137,794
4.25% 2/15/48	547,000	468,107
4.8% 2/1/49	201,000	185,125
4.85% 8/15/42	69,000	64,753
4.85% 3/15/44	137,000	128,033
4.9% 5/15/46	117,000	109,338
5.7% 2/15/42	55,000	56,183
7.55% 4/15/38	55,000	65,948
EOG Resources, Inc. 4.15% 1/15/26	154,000	151,748
Equinor ASA:
2.375% 5/22/30	316,000	276,708
3.125% 4/6/30	274,000	251,565
3.625% 9/10/28	331,000	318,546
3.7% 4/6/50	438,000	347,271
5.1% 8/17/40	55,000	54,915
Exxon Mobil Corp.:
3.043% 3/1/26	228,000	220,823
3.452% 4/15/51	114,000	86,365
3.567% 3/6/45	182,000	145,361
Hess Corp.:
3.5% 7/15/24	104,000	103,257
4.3% 4/1/27	614,000	602,036
5.6% 2/15/41	2,043,000	2,082,046
5.8% 4/1/47	117,000	120,298
7.125% 3/15/33	126,000	142,600
7.3% 8/15/31	168,000	190,107
7.875% 10/1/29	551,000	623,823
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	411,000	408,351
4.7% 11/1/42	104,000	88,752
5% 3/1/43	27,000	23,884
5.5% 3/1/44	192,000	182,681
5.625% 9/1/41	27,000	25,937
6.55% 9/15/40	140,000	146,973
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	266,427
5.2% 3/1/48	241,000	216,877
5.3% 12/1/34	234,000	230,065
5.55% 6/1/45	573,000	546,748
Marathon Oil Corp. 5.2% 6/1/45	137,000	123,007
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	135,124
4.7% 5/1/25	601,000	595,896
6.5% 3/1/41	27,000	29,357
MPLX LP:
4.125% 3/1/27	259,000	252,402
4.7% 4/15/48	535,000	456,392
4.8% 2/15/29	393,000	388,211
4.875% 12/1/24	344,000	342,137
4.95% 9/1/32	2,488,000	2,416,821
5.2% 3/1/47	168,000	153,680
5.5% 2/15/49	662,000	630,197
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	219,590
6.45% 9/15/36	578,000	616,301
6.6% 3/15/46	717,000	772,731
7.5% 5/1/31	964,000	1,073,046
ONEOK, Inc.:
4.25% 9/15/46	151,000	121,315
4.45% 9/1/49	160,000	129,520
4.95% 7/13/47	160,000	140,640
5% 3/1/26	82,000	81,494
5.2% 7/15/48	83,000	76,195
Ovintiv, Inc. 6.5% 2/1/38	244,000	254,193
Petroleos Mexicanos:
4.5% 1/23/26	668,000	627,294
5.95% 1/28/31	457,000	366,240
6.35% 2/12/48	1,658,000	1,057,390
6.49% 1/23/27	481,000	452,813
6.5% 3/13/27	607,000	570,586
6.5% 1/23/29	698,000	624,710
6.7% 2/16/32	634,000	527,805
6.75% 9/21/47	1,520,000	1,004,720
6.84% 1/23/30	2,319,000	2,034,923
6.95% 1/28/60	989,000	653,778
7.69% 1/23/50	2,036,000	1,462,907
8.75% 6/2/29	15,000,000	14,629,688
Phillips 66 Co.:
3.85% 4/9/25	77,000	75,822
4.875% 11/15/44	27,000	25,202
5.875% 5/1/42	260,000	273,150
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	152,336
3.6% 11/1/24	371,000	366,287
4.65% 10/15/25	336,000	331,436
4.9% 2/15/45	52,000	45,248
6.65% 1/15/37	77,000	82,404
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	963,635
Spectra Energy Partners LP 3.375% 10/15/26	447,000	427,899
Suncor Energy, Inc.:
4% 11/15/47	137,000	106,410
6.8% 5/15/38	232,000	251,171
6.85% 6/1/39	55,000	60,358
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	970,633
3.75% 6/15/27	640,000	615,883
3.9% 1/15/25	250,000	246,455
4.55% 6/24/24	1,831,000	1,826,118
4.65% 8/15/32	2,571,000	2,477,710
4.85% 3/1/48	231,000	205,963
5.3% 8/15/52	581,000	554,927
5.75% 6/24/44	52,000	51,883
Total Capital International SA:
3.127% 5/29/50	98,000	69,791
3.455% 2/19/29	585,000	554,214
3.461% 7/12/49	179,000	134,923
3.75% 4/10/24	55,000	54,974
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	264,870
4.875% 1/15/26	137,000	136,067
4.875% 5/15/48	135,000	120,053
5.1% 3/15/49	96,000	89,320
6.1% 6/1/40	184,000	190,199
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	260,630
4.45% 8/1/42	212,000	187,141
4.6% 3/15/48	110,000	97,383
Valero Energy Corp. 6.625% 6/15/37	149,000	162,431
Western Gas Partners LP:
3.95% 6/1/25	109,000	106,748
4.5% 3/1/28	251,000	242,565
4.65% 7/1/26	1,137,000	1,115,519
4.75% 8/15/28	145,000	141,044
		76,139,215
TOTAL ENERGY		77,494,307
FINANCIALS - 13.4%
Banks - 6.6%
Banco Santander SA:
1.849% 3/25/26	400,000	373,646
2.958% 3/25/31	400,000	344,668
3.225% 11/22/32 (c)	200,000	166,163
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,313,029
1.658% 3/11/27 (c)	532,000	495,567
1.734% 7/22/27 (c)	690,000	636,145
2.015% 2/13/26 (c)	692,000	670,391
2.087% 6/14/29 (c)	157,000	138,738
2.299% 7/21/32 (c)	2,174,000	1,779,003
2.651% 3/11/32 (c)	506,000	427,561
2.676% 6/19/41 (c)	340,000	241,920
2.687% 4/22/32 (c)	246,000	208,227
2.831% 10/24/51 (c)	276,000	180,332
2.972% 7/21/52 (c)	268,000	180,327
3.194% 7/23/30 (c)	1,318,000	1,196,962
3.248% 10/21/27	103,000	97,650
3.366% 1/23/26 (c)	724,000	710,719
3.419% 12/20/28 (c)	3,213,000	3,014,245
3.5% 4/19/26	631,000	611,923
3.593% 7/21/28 (c)	304,000	288,946
3.705% 4/24/28 (c)	241,000	230,590
3.846% 3/8/37 (c)	197,000	174,161
3.95% 4/21/25	518,000	509,706
3.97% 3/5/29 (c)	601,000	574,489
3.974% 2/7/30 (c)	388,000	367,686
4% 1/22/25	165,000	162,807
4.083% 3/20/51 (c)	173,000	141,865
4.183% 11/25/27	425,000	412,539
4.2% 8/26/24	2,742,000	2,725,508
4.25% 10/22/26	645,000	630,717
4.271% 7/23/29 (c)	494,000	476,174
4.33% 3/15/50 (c)	359,000	309,009
4.443% 1/20/48 (c)	418,000	366,847
4.45% 3/3/26	547,000	538,795
4.571% 4/27/33 (c)	10,000,000	9,499,177
5% 1/21/44	147,000	142,265
5.015% 7/22/33 (c)	14,951,000	14,715,636
5.875% 2/7/42	90,000	96,015
6.11% 1/29/37	194,000	206,046
7.75% 5/14/38	114,000	138,307
Bank of Montreal 3.803% 12/15/32 (c)	320,000	298,516
Barclays PLC:
2.279% 11/24/27 (c)	500,000	459,818
2.894% 11/24/32 (c)	520,000	432,417
3.932% 5/7/25 (c)	435,000	434,117
4.836% 5/9/28	263,000	255,389
4.95% 1/10/47	443,000	404,561
5.088% 6/20/30 (c)	923,000	889,161
5.2% 5/12/26	781,000	772,957
5.829% 5/9/27 (c)	4,830,000	4,840,256
6.224% 5/9/34 (c)	2,572,000	2,652,755
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	910,544
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	360,255
Citigroup, Inc.:
1.122% 1/28/27 (c)	487,000	450,410
2.561% 5/1/32 (c)	414,000	345,278
3.106% 4/8/26 (c)	854,000	832,383
3.352% 4/24/25 (c)	623,000	621,965
3.52% 10/27/28 (c)	632,000	595,924
3.668% 7/24/28 (c)	1,119,000	1,063,594
3.7% 1/12/26	305,000	296,933
3.875% 3/26/25	1,193,000	1,172,620
3.887% 1/10/28 (c)	123,000	118,605
3.98% 3/20/30 (c)	976,000	919,602
4.125% 7/25/28	423,000	405,460
4.3% 11/20/26	218,000	212,755
4.4% 6/10/25	110,000	108,480
4.412% 3/31/31 (c)	1,601,000	1,526,008
4.45% 9/29/27	3,118,000	3,033,176
4.6% 3/9/26	441,000	434,004
4.65% 7/23/48	389,000	351,980
4.75% 5/18/46	216,000	191,812
4.91% 5/24/33 (c)	11,248,000	10,843,831
5.3% 5/6/44	55,000	53,421
5.5% 9/13/25	831,000	830,620
5.875% 1/30/42	149,000	157,567
6.27% 11/17/33 (c)	5,000,000	5,280,837
8.125% 7/15/39	219,000	280,227
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	507,219
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	295,357
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	664,326
2.875% 1/21/25	208,000	204,136
Fifth Third Bancorp:
2.55% 5/5/27	407,000	375,251
8.25% 3/1/38	57,000	68,385
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,194,512
2.099% 6/4/26 (c)	500,000	479,524
3.9% 5/25/26	302,000	294,049
4.292% 9/12/26 (c)	1,276,000	1,252,560
4.375% 11/23/26	787,000	769,066
4.95% 3/31/30	398,000	395,209
6.5% 9/15/37	288,000	299,819
6.8% 6/1/38	167,000	185,081
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	190,975
ING Groep NV:
1.726% 4/1/27 (c)	253,000	234,826
2.727% 4/1/32 (c)	256,000	217,286
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	545,000	543,200
5.71% 1/15/26 (b)	1,614,000	1,599,970
Japan Bank International Cooperation:
1.25% 1/21/31	1,072,000	865,619
2.375% 4/20/26	358,000	340,300
2.875% 6/1/27	208,000	196,850
3.25% 7/20/28	246,000	233,106
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,217,569
1.47% 9/22/27 (c)	821,000	749,122
1.953% 2/4/32 (c)	440,000	358,486
2.083% 4/22/26 (c)	1,010,000	973,198
2.522% 4/22/31 (c)	329,000	284,348
2.545% 11/8/32 (c)	642,000	534,213
2.95% 10/1/26	692,000	659,587
2.956% 5/13/31 (c)	884,000	772,755
3.109% 4/22/51 (c)	409,000	284,171
3.3% 4/1/26	247,000	239,176
3.509% 1/23/29 (c)	867,000	820,123
3.54% 5/1/28 (c)	466,000	445,176
3.875% 9/10/24	6,391,000	6,339,413
3.882% 7/24/38 (c)	123,000	106,334
3.9% 7/15/25	592,000	582,234
3.96% 1/29/27 (c)	334,000	326,027
3.964% 11/15/48 (c)	258,000	211,005
4.005% 4/23/29 (c)	563,000	539,647
4.125% 12/15/26	1,929,000	1,880,882
4.203% 7/23/29 (c)	1,198,000	1,154,961
4.323% 4/26/28 (c)	326,000	318,476
4.452% 12/5/29 (c)	335,000	326,578
4.493% 3/24/31 (c)	1,607,000	1,553,656
4.586% 4/26/33 (c)	8,275,000	7,928,799
4.85% 2/1/44	137,000	130,981
4.912% 7/25/33 (c)	15,028,000	14,714,582
4.95% 6/1/45	262,000	249,116
5.5% 10/15/40	156,000	159,830
5.6% 7/15/41	41,000	42,930
5.625% 8/16/43	137,000	142,640
5.717% 9/14/33 (c)	2,300,000	2,345,912
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	327,421
4.582% 12/10/25	320,000	313,747
4.65% 3/24/26	236,000	231,336
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	284,597
2.309% 7/20/32 (c)	300,000	249,415
2.801% 7/18/24	224,000	222,165
3.195% 7/18/29	390,000	357,237
3.751% 7/18/39	217,000	186,880
3.961% 3/2/28	603,000	583,111
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	291,446
2.226% 5/25/26 (c)	374,000	360,535
2.26% 7/9/32 (c)	314,000	256,724
2.591% 5/25/31 (c)	454,000	390,387
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	229,036
3.073% 5/22/28 (c)	584,000	545,083
3.754% 11/1/29 (c)	354,000	347,989
4.8% 4/5/26	358,000	353,828
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	279,920
PNC Financial Services Group, Inc.:
1.15% 8/13/26	345,000	314,527
2.2% 11/1/24	185,000	181,289
2.6% 7/23/26	667,000	631,186
3.9% 4/29/24	155,000	154,784
4.626% 6/6/33 (c)	15,000,000	13,988,409
Rabobank Nederland:
3.75% 7/21/26	528,000	507,335
4.375% 8/4/25	936,000	919,724
5.25% 5/24/41	82,000	83,967
Royal Bank of Canada:
1.2% 4/27/26	308,000	284,676
2.05% 1/21/27	567,000	525,212
4.65% 1/27/26	356,000	351,858
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	717,000	651,618
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	306,936
Societe Generale:
1.038% 6/18/25 (b)(c)	1,987,000	1,959,734
1.488% 12/14/26 (b)(c)	1,222,000	1,135,224
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	831,130
U.S. Bancorp:
1.375% 7/22/30	334,000	268,341
3% 7/30/29	297,000	265,332
3.1% 4/27/26	247,000	236,895
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	987,554
2.188% 4/30/26 (c)	806,000	776,201
2.406% 10/30/25 (c)	1,970,000	1,932,474
2.572% 2/11/31 (c)	644,000	555,137
3% 10/23/26	557,000	527,277
3.068% 4/30/41 (c)	487,000	364,380
3.35% 3/2/33 (c)	157,000	136,218
3.526% 3/24/28 (c)	1,167,000	1,110,738
3.584% 5/22/28 (c)	287,000	272,855
3.9% 5/1/45	130,000	106,048
4.1% 6/3/26	88,000	85,654
4.4% 6/14/46	196,000	163,089
4.478% 4/4/31 (c)	1,796,000	1,719,700
4.75% 12/7/46	439,000	385,093
4.897% 7/25/33 (c)	13,435,000	12,946,735
4.9% 11/17/45	265,000	238,396
5.013% 4/4/51 (c)	2,389,000	2,242,982
5.375% 11/2/43	184,000	177,703
5.499% 1/23/35 (c)	426,000	427,003
5.606% 1/15/44	312,000	307,358
Westpac Banking Corp.:
1.953% 11/20/28	200,000	176,480
2.85% 5/13/26	130,000	124,618
4.11% 7/24/34 (c)	800,000	738,931
4.421% 7/24/39	160,000	140,864
		202,183,814
Capital Markets - 3.6%
Affiliated Managers Group, Inc. 3.5% 8/1/25	278,000	270,743
Ares Capital Corp.:
2.15% 7/15/26	705,000	649,185
3.25% 7/15/25	173,000	167,120
3.875% 1/15/26	1,565,000	1,513,726
Athene Global Funding:
5.339% 1/15/27 (b)	4,421,000	4,400,945
5.583% 1/9/29 (b)	2,226,000	2,240,457
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	463,473
2.8% 5/4/26	154,000	147,131
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	426,574
4.7% 3/24/25	2,482,000	2,450,894
7.05% 9/29/25	3,077,000	3,122,905
Credit Suisse AG 3.625% 9/9/24	272,000	269,451
Deutsche Bank AG:
4.1% 1/13/26	330,000	321,924
4.5% 4/1/25	1,502,000	1,476,850
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	156,339
3.7% 5/30/24	269,000	267,891
4.1% 1/13/26	598,000	583,686
6.72% 1/18/29 (c)	1,810,000	1,871,834
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	451,160
1.093% 12/9/26 (c)	1,144,000	1,062,747
2.383% 7/21/32 (c)	1,960,000	1,607,901
2.6% 2/7/30	334,000	292,356
2.615% 4/22/32 (c)	848,000	711,686
2.65% 10/21/32 (c)	434,000	361,097
3.102% 2/24/33 (c)	16,994,000	14,534,047
3.272% 9/29/25 (c)	167,000	164,990
3.436% 2/24/43 (c)	137,000	106,121
3.5% 1/23/25	1,432,000	1,409,026
3.691% 6/5/28 (c)	5,717,000	5,470,081
3.8% 3/15/30	1,945,000	1,821,496
3.85% 1/26/27	829,000	803,699
4.25% 10/21/25	422,000	414,068
4.411% 4/23/39 (c)	130,000	116,374
4.75% 10/21/45	433,000	398,919
5.95% 1/15/27	411,000	419,873
6.75% 10/1/37	843,000	921,009
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	242,042
2.65% 9/15/40	310,000	222,406
3.75% 12/1/25	158,000	154,600
3.75% 9/21/28	256,000	244,677
4.25% 9/21/48	290,000	246,644
Moody's Corp.:
3.25% 1/15/28	737,000	700,712
3.75% 3/24/25	637,000	626,121
4.875% 12/17/48	284,000	264,871
Morgan Stanley:
1.164% 10/21/25 (c)	390,000	379,740
1.512% 7/20/27 (c)	270,000	247,807
1.593% 5/4/27 (c)	393,000	363,522
2.188% 4/28/26 (c)	672,000	648,313
2.239% 7/21/32 (c)	255,000	208,306
2.511% 10/20/32 (c)	137,000	113,322
2.72% 7/22/25 (c)	520,000	514,748
3.125% 7/27/26	2,912,000	2,785,295
3.217% 4/22/42 (c)	498,000	380,888
3.591% 7/22/28 (c)	984,000	934,904
3.622% 4/1/31 (c)	1,260,000	1,155,576
3.625% 1/20/27	1,381,000	1,333,912
3.772% 1/24/29 (c)	337,000	320,782
3.875% 1/27/26	144,000	140,651
3.95% 4/23/27	937,000	904,675
3.971% 7/22/38 (c)	171,000	146,466
4.3% 1/27/45	55,000	48,296
4.375% 1/22/47	304,000	266,545
4.431% 1/23/30 (c)	552,000	534,565
4.457% 4/22/39 (c)	207,000	188,243
4.889% 7/20/33 (c)	10,161,000	9,854,960
5% 11/24/25	1,838,000	1,826,637
5.597% 3/24/51 (c)	355,000	371,716
6.342% 10/18/33 (c)	15,700,000	16,798,125
6.375% 7/24/42	80,000	90,291
7.25% 4/1/32	27,000	30,800
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	616,081
S&P Global, Inc.:
2.9% 3/1/32	1,181,000	1,029,217
2.95% 1/22/27	167,000	158,643
State Street Corp.:
1.684% 11/18/27 (c)	548,000	503,637
2.65% 5/19/26	207,000	197,298
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	665,608
2.593% 9/11/25 (b)(c)	1,329,000	1,310,107
3.75% 3/26/25	585,000	573,964
3.869% 1/12/29 (b)(c)	505,000	477,545
4.125% 9/24/25 (b)	661,000	647,414
4.194% 4/1/31 (b)(c)	1,208,000	1,121,622
4.55% 4/17/26	323,000	317,819
4.875% 5/15/45	310,000	288,137
6.537% 8/12/33 (b)(c)	7,000,000	7,380,031
		110,446,059
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	528,000	515,121
2.45% 10/29/26	878,000	815,363
3% 10/29/28	730,000	660,519
3.3% 1/30/32	567,000	486,291
3.4% 10/29/33	204,000	171,841
3.5% 1/15/25	1,042,000	1,024,256
3.85% 10/29/41	204,000	161,578
3.875% 1/23/28	430,000	407,668
4.45% 10/1/25	270,000	265,686
4.45% 4/3/26	393,000	386,481
5.75% 6/6/28	4,500,000	4,560,067
6.45% 4/15/27 (b)	2,464,000	2,529,874
6.5% 7/15/25	455,000	459,387
Ally Financial, Inc.:
2.2% 11/2/28	330,000	282,876
5.125% 9/30/24	268,000	266,867
5.8% 5/1/25	1,168,000	1,166,032
6.7% 2/14/33	6,000,000	6,061,801
7.1% 11/15/27	2,990,000	3,124,146
8% 11/1/31	5,339,000	5,947,070
Capital One Financial Corp.:
2.636% 3/3/26 (c)	612,000	594,906
3.273% 3/1/30 (c)	783,000	705,368
3.3% 10/30/24	398,000	392,579
3.65% 5/11/27	1,693,000	1,618,574
3.75% 7/28/26	267,000	257,224
3.75% 3/9/27	970,000	930,987
3.8% 1/31/28	1,242,000	1,181,067
4.985% 7/24/26 (c)	2,477,000	2,461,027
5.247% 7/26/30 (c)	3,190,000	3,139,568
5.268% 5/10/33 (c)	8,000,000	7,855,582
5.468% 2/1/29 (c)	2,078,000	2,071,220
5.817% 2/1/34 (c)	2,860,000	2,855,647
Discover Financial Services:
3.95% 11/6/24	358,000	353,904
4.1% 2/9/27	358,000	345,384
4.5% 1/30/26	1,105,000	1,085,746
6.7% 11/29/32	644,000	680,737
Ford Motor Credit Co. LLC 4.063% 11/1/24	2,211,000	2,188,014
GE Capital International Funding Co. 3.373% 11/15/25	790,000	764,497
Synchrony Financial:
3.7% 8/4/26	129,000	122,683
3.95% 12/1/27	965,000	902,446
4.25% 8/15/24	840,000	834,583
5.15% 3/19/29	1,559,000	1,497,821
		62,132,488
Financial Services - 0.6%
AIG Global Funding 5.9% 9/19/28 (b)	1,806,000	1,850,172
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	460,231
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	148,734
4.05% 7/1/30	804,000	745,725
4.125% 6/15/26	791,000	770,061
4.125% 5/15/29	819,000	771,921
Corebridge Financial, Inc.:
3.5% 4/4/25	254,000	248,649
3.65% 4/5/27	4,362,000	4,162,943
3.85% 4/5/29	355,000	331,918
3.9% 4/5/32	423,000	380,456
4.35% 4/5/42	96,000	81,029
4.4% 4/5/52	285,000	232,467
Equitable Holdings, Inc. 4.35% 4/20/28	759,000	735,331
Jackson Financial, Inc.:
3.125% 11/23/31	304,000	253,064
5.17% 6/8/27	1,172,000	1,169,613
5.67% 6/8/32	1,260,000	1,261,676
Japan International Cooperation Agency 1.75% 4/28/31	274,000	222,626
KfW:
0.375% 7/18/25	472,000	445,186
0.625% 1/22/26	1,471,000	1,366,919
2% 5/2/25	105,000	101,650
2.5% 11/20/24	286,000	281,104
2.875% 4/3/28	421,000	397,736
Pine Street Trust I 4.572% 2/15/29 (b)	717,000	681,452
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	662,881
The Western Union Co. 2.85% 1/10/25	300,000	293,344
Voya Financial, Inc.:
3.65% 6/15/26	433,000	417,015
5.7% 7/15/43	103,000	100,850
		18,574,753
Insurance - 0.5%
AFLAC, Inc.:
3.6% 4/1/30	167,000	155,339
4% 10/15/46	104,000	84,060
AIA Group Ltd. 3.375% 4/7/30 (b)	924,000	847,105
American International Group, Inc.:
3.875% 1/15/35	74,000	66,225
4.2% 4/1/28	509,000	494,894
4.375% 6/30/50	157,000	136,203
4.5% 7/16/44	243,000	217,498
4.7% 7/10/35	159,000	145,273
4.75% 4/1/48	269,000	248,588
Aon PLC:
3.5% 6/14/24	223,000	221,964
4.6% 6/14/44	44,000	38,525
4.75% 5/15/45	161,000	144,491
Athene Holding Ltd. 3.5% 1/15/31	187,000	164,326
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	329,231
3.967% 11/15/46	69,000	58,098
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	206,174
Brown & Brown, Inc. 4.2% 3/17/32	217,000	200,330
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	168,678
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,213,925
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	174,971
3.6% 8/19/49	233,000	176,053
4.4% 3/15/48	266,000	230,736
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	500,551
Lincoln National Corp.:
3.625% 12/12/26	165,000	157,735
4.35% 3/1/48	83,000	65,580
4.375% 6/15/50	167,000	129,624
Manulife Financial Corp. 4.15% 3/4/26	334,000	328,401
Markel Group, Inc. 3.35% 9/17/29	167,000	151,658
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	51,807
4.2% 3/1/48	134,000	112,874
4.35% 1/30/47	77,000	65,862
4.375% 3/15/29	711,000	699,292
4.9% 3/15/49	255,000	237,386
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	494,525
MetLife, Inc.:
3.6% 11/13/25	334,000	325,863
4.125% 8/13/42	171,000	145,369
4.6% 5/13/46	55,000	49,731
4.721% 12/15/44 (c)	137,000	123,345
5.375% 7/15/33	1,754,000	1,790,121
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	616,532
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	184,008
Progressive Corp.:
2.45% 1/15/27	130,000	121,840
2.5% 3/15/27	254,000	237,978
3% 3/15/32	478,000	416,480
4.2% 3/15/48	152,000	131,680
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	109,946
3.905% 12/7/47	15,000	11,973
3.935% 12/7/49	294,000	232,160
4.35% 2/25/50	343,000	292,410
4.418% 3/27/48	174,000	148,676
5.125% 3/1/52 (c)	115,000	107,795
5.7% 12/14/36	10,000	10,491
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	194,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	220,054
Unum Group:
3.875% 11/5/25	610,000	590,771
4% 6/15/29	554,000	522,614
5.75% 8/15/42	914,000	894,679
		16,196,498
TOTAL FINANCIALS		409,533,612
HEALTH CARE - 1.6%
Biotechnology - 0.4%
AbbVie, Inc. 2.6% 11/21/24	424,000	416,365
Amgen, Inc.:
1.65% 8/15/28	532,000	465,359
1.9% 2/21/25	224,000	217,035
2.6% 8/19/26	288,000	272,726
2.8% 8/15/41	544,000	394,131
3.125% 5/1/25	55,000	53,674
3.35% 2/22/32	160,000	142,863
3.375% 2/21/50	307,000	224,077
4.4% 5/1/45	272,000	236,312
4.663% 6/15/51	342,000	302,911
5.15% 3/2/28	1,562,000	1,572,013
5.25% 3/2/30	1,426,000	1,447,672
5.25% 3/2/33	1,610,000	1,623,543
5.6% 3/2/43	1,529,000	1,555,642
5.65% 3/2/53	760,000	774,406
5.75% 3/2/63	1,385,000	1,412,630
		11,111,359
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.:
1.915% 2/1/27	405,000	369,797
2.539% 2/1/32	446,000	368,552
		738,349
Health Care Providers & Services - 1.0%
Allina Health System, Inc. 3.887% 4/15/49	182,000	144,931
Banner Health:
2.907% 1/1/42	45,000	33,092
2.913% 1/1/51	377,000	254,399
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	275,195
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	206,919
Centene Corp.:
2.45% 7/15/28	1,232,000	1,092,431
2.625% 8/1/31	575,000	472,004
3.375% 2/15/30	640,000	566,356
4.25% 12/15/27	721,000	687,459
4.625% 12/15/29	1,121,000	1,064,254
Children's Hospital Medical Center 4.268% 5/15/44	91,000	80,075
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	182,065
Cigna Group:
3.05% 10/15/27	402,000	377,287
4.375% 10/15/28	1,489,000	1,452,512
4.5% 2/25/26	209,000	206,440
4.8% 8/15/38	1,120,000	1,052,244
6.125% 11/15/41	82,000	87,764
CommonSpirit Health:
3.91% 10/1/50	425,000	332,476
4.35% 11/1/42	55,000	47,973
CVS Health Corp.:
2.7% 8/21/40	415,000	288,108
2.875% 6/1/26	206,000	196,392
3% 8/15/26	532,000	507,105
3.25% 8/15/29	482,000	442,076
3.625% 4/1/27	225,000	216,442
3.875% 7/20/25	128,000	125,592
4.1% 3/25/25	113,000	111,593
4.3% 3/25/28	655,000	639,198
4.78% 3/25/38	749,000	691,685
4.875% 7/20/35	85,000	81,745
5% 1/30/29	1,255,000	1,258,472
5.05% 3/25/48	751,000	682,042
5.125% 7/20/45	242,000	223,012
5.25% 1/30/31	515,000	518,846
5.3% 12/5/43	120,000	113,916
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	232,229
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,833,103
3.625% 3/15/32	333,000	294,784
5.25% 6/15/49	475,000	433,545
5.625% 9/1/28	1,513,000	1,531,800
5.875% 2/1/29	1,674,000	1,711,562
Humana, Inc.:
1.35% 2/3/27	346,000	311,675
2.15% 2/3/32	347,000	277,440
3.125% 8/15/29	223,000	202,463
3.7% 3/23/29	333,000	313,362
4.95% 10/1/44	69,000	62,712
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	234,896
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	184,474
4.15% 5/1/47	180,000	154,891
4.875% 4/1/42	49,000	47,221
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	70,149
MidMichigan Health 3.409% 6/1/50	129,000	93,828
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	83,139
4.063% 8/1/56	72,000	59,039
Novant Health, Inc. 3.168% 11/1/51	227,000	158,655
NYU Hospitals Center 4.784% 7/1/44	208,000	197,038
Orlando Health Obligated Group 3.327% 10/1/50	208,000	155,385
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	80,451
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	29,706
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	45,342
Sabra Health Care LP 3.2% 12/1/31	1,175,000	976,054
Sutter Health 3.361% 8/15/50	504,000	371,086
Toledo Hospital 5.325% 11/15/28	265,000	247,915
Trinity Health Corp. 2.632% 12/1/40	121,000	87,354
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	111,101
		29,304,499
Life Sciences Tools & Services - 0.0%
Revvity, Inc.:
0.85% 9/15/24	154,000	150,428
2.25% 9/15/31	191,000	156,682
		307,110
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	230,009
2.25% 5/28/31	242,000	204,418
AstraZeneca PLC:
4.375% 11/16/45	207,000	185,451
4.375% 8/17/48	339,000	302,669
6.45% 9/15/37	89,000	100,609
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	101,629
3.95% 4/15/45 (b)	38,000	26,956
4.25% 12/15/25 (b)	548,000	534,318
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	168,000	170,350
Eli Lilly & Co. 2.25% 5/15/50	592,000	362,038
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	498,000	476,574
3.625% 3/24/32	499,000	449,703
Mylan NV:
4.55% 4/15/28	502,000	485,006
5.2% 4/15/48	82,000	67,778
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	384,521
5.25% 6/15/46	90,000	74,665
Viatris, Inc.:
1.65% 6/22/25	123,000	116,967
2.7% 6/22/30	1,067,000	904,633
3.85% 6/22/40	273,000	201,624
4% 6/22/50	474,000	326,548
Zoetis, Inc.:
3.95% 9/12/47	55,000	44,653
4.7% 2/1/43	36,000	32,956
		5,784,075
TOTAL HEALTH CARE		47,245,392
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	259,926
Lockheed Martin Corp. 3.55% 1/15/26	104,000	101,516
The Boeing Co.:
2.5% 3/1/25	126,000	122,287
2.7% 2/1/27	217,000	199,880
2.95% 2/1/30	278,000	240,097
3.625% 3/1/48	110,000	74,907
3.65% 3/1/47	76,000	53,185
3.75% 2/1/50	424,000	294,952
4.875% 5/1/25	479,000	473,679
5.04% 5/1/27	372,000	364,984
5.15% 5/1/30	706,000	683,060
5.705% 5/1/40	1,466,000	1,403,169
5.805% 5/1/50	869,000	822,185
5.93% 5/1/60	372,000	348,763
6.875% 3/15/39	90,000	95,645
		5,538,235
Air Freight & Logistics - 0.0%
FedEx Corp.:
3.1% 8/5/29	173,000	158,833
3.9% 2/1/35	162,000	144,507
4.05% 2/15/48	100,000	79,780
4.4% 1/15/47	219,000	183,287
4.55% 4/1/46	41,000	35,360
4.95% 10/17/48	216,000	196,616
5.25% 5/15/50	117,000	112,066
		910,449
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	336,553
2.493% 2/15/27	245,000	228,277
2.722% 2/15/30	427,000	377,603
3.377% 4/5/40	171,000	133,877
3.577% 4/5/50	387,000	288,432
5.9% 3/15/34	342,000	359,441
6.2% 3/15/54	355,000	390,899
Masco Corp.:
2% 2/15/31	255,000	208,552
3.125% 2/15/51	129,000	87,259
Owens Corning 3.95% 8/15/29	187,000	176,789
		2,587,682
Commercial Services & Supplies - 0.0%
Republic Services, Inc.:
1.45% 2/15/31	614,000	488,884
2.9% 7/1/26	116,000	111,142
3.2% 3/15/25	309,000	302,332
3.95% 5/15/28	288,000	278,492
Waste Management, Inc. 4.15% 7/15/49	352,000	301,572
		1,482,422
Ground Transportation - 0.1%
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	284,738
2.45% 12/2/31	654,000	586,889
3.1% 12/2/51	325,000	224,265
CSX Corp.:
3.25% 6/1/27	137,000	130,450
3.4% 8/1/24	127,000	126,031
3.8% 11/1/46	157,000	124,876
3.95% 5/1/50	98,000	78,758
4.1% 3/15/44	186,000	158,505
4.5% 3/15/49	378,000	331,696
4.75% 11/15/48	159,000	146,171
		2,192,379
Industrial Conglomerates - 0.0%
General Electric Co.:
3.625% 5/1/30	328,000	299,785
6.875% 1/10/39	4,000	4,746
Trane Technologies Financing Ltd.:
3.8% 3/21/29	393,000	373,915
4.65% 11/1/44	165,000	150,282
		828,728
Machinery - 0.1%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	394,000	349,006
2.4% 8/9/26	78,000	73,808
Caterpillar, Inc.:
3.25% 9/19/49	456,000	337,768
3.803% 8/15/42	69,000	58,053
5.3% 9/15/35	192,000	201,989
Cummins, Inc. 1.5% 9/1/30	167,000	136,589
Eaton Corp.:
4% 11/2/32	52,000	49,133
4.15% 11/2/42	52,000	45,604
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	322,707
3.362% 2/15/50	279,000	202,503
		1,777,160
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	209,661	178,027
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	144,343	132,547
Southwest Airlines Co. 5.125% 6/15/27	167,000	166,670
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	12,110	11,342
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	281,862	258,388
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	64,861	64,064
		811,038
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	184,817
3.85% 9/29/24	130,000	128,492
		313,309
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	237,000	217,985
3.125% 12/1/30	334,000	293,160
3.375% 7/1/25	809,000	788,377
3.625% 12/1/27	262,000	247,153
4.25% 9/15/24	448,000	444,869
		1,991,544
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	262,000	260,483
4.25% 4/15/26 (b)	198,000	191,094
4.375% 5/1/26 (b)	587,000	566,916
6.375% 5/4/28 (b)	7,268,000	7,414,746
		8,433,239
TOTAL INDUSTRIALS		26,866,185
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	313,432
4.9% 10/1/26	259,000	257,402
5.3% 10/1/29	690,000	698,469
5.85% 7/15/25	162,000	162,816
6.02% 6/15/26	454,000	459,802
6.1% 7/15/27	298,000	306,840
6.2% 7/15/30	258,000	271,464
8.1% 7/15/36	287,000	346,937
8.35% 7/15/46	141,000	182,381
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	99,303
3.7% 2/15/26	147,000	143,271
7.125% 10/1/37	68,000	78,999
		3,321,116
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	365,860
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.8% 10/1/41	408,000	296,188
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	181,795
3.875% 1/15/27	105,000	101,790
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	186,368
2.45% 2/15/31 (b)	2,705,000	2,280,371
2.6% 2/15/33 (b)	1,777,000	1,443,210
3.459% 9/15/26	346,000	332,794
3.469% 4/15/34 (b)	117,000	100,258
3.5% 2/15/41 (b)	1,435,000	1,113,792
4.3% 11/15/32	344,000	323,225
4.75% 4/15/29	469,000	463,231
Micron Technology, Inc. 4.663% 2/15/30	227,000	221,730
NVIDIA Corp.:
2% 6/15/31	697,000	588,943
2.85% 4/1/30	297,000	269,580
3.5% 4/1/50	165,000	131,360
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	505,172
Texas Instruments, Inc. 4.15% 5/15/48	191,000	164,437
		8,704,244
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,053,725
2.3% 3/25/28	1,288,000	1,162,972
2.5% 4/1/25	296,000	287,072
2.65% 7/15/26	247,000	233,722
2.8% 4/1/27	736,000	690,255
2.875% 3/25/31	1,337,000	1,162,490
2.95% 5/15/25	137,000	133,400
3.25% 11/15/27	469,000	441,470
3.4% 7/8/24	130,000	129,166
3.6% 4/1/40	736,000	580,169
3.6% 4/1/50	427,000	308,497
3.85% 7/15/36	278,000	237,021
3.85% 4/1/60	497,000	353,724
3.95% 3/25/51	365,000	278,107
4% 7/15/46	269,000	211,910
4% 11/15/47	480,000	374,720
4.125% 5/15/45	82,000	66,191
4.3% 7/8/34	106,000	97,761
5.375% 7/15/40	343,000	332,717
VMware, Inc. 1.4% 8/15/26	702,000	641,107
		8,776,196
TOTAL INFORMATION TECHNOLOGY		21,167,416
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,512,000	1,566,369
6.55% 11/15/30	1,533,000	1,612,438
6.7% 11/15/33	895,000	954,272
Eastman Chemical Co. 4.65% 10/15/44	82,000	69,782
Nutrien Ltd.:
4% 12/15/26	313,000	303,437
4.2% 4/1/29	142,000	137,102
5% 4/1/49	247,000	225,368
5.25% 1/15/45	96,000	90,521
5.625% 12/1/40	49,000	48,487
The Dow Chemical Co.:
2.1% 11/15/30	237,000	200,163
3.6% 11/15/50	244,000	177,767
4.375% 11/15/42	134,000	114,504
4.8% 11/30/28	234,000	233,427
4.8% 5/15/49	211,000	185,762
9.4% 5/15/39	82,000	110,422
The Mosaic Co.:
4.05% 11/15/27	158,000	152,410
5.625% 11/15/43	103,000	100,729
Westlake Corp. 5% 8/15/46	55,000	49,145
		6,332,105
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	199,398
5.15% 5/15/46	50,000	47,223
WRKCo, Inc. 4.2% 6/1/32	167,000	157,205
		403,826
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	78,947
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,073,801
Nucor Corp.:
2.979% 12/15/55	110,000	71,226
6.4% 12/1/37	167,000	184,194
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	355,906
7.125% 7/15/28	55,000	59,996
Southern Copper Corp.:
3.875% 4/23/25	101,000	98,978
5.25% 11/8/42	158,000	149,458
7.5% 7/27/35	167,000	192,076
Vale Overseas Ltd. 3.75% 7/8/30	667,000	599,883
Vale SA 5.625% 9/11/42	181,000	177,210
		3,041,675
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	362,946
6% 1/15/29	330,000	331,221
		694,167
TOTAL MATERIALS		10,471,773
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	199,058
3% 5/18/51	193,000	122,503
4.85% 4/15/49	316,000	277,280
4.9% 12/15/30	523,000	515,565
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	77,162
3.625% 4/15/32	389,000	342,076
4.25% 2/15/28	264,000	253,403
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	144,491
Boston Properties, Inc.:
2.75% 10/1/26	192,000	178,846
3.25% 1/30/31	1,011,000	864,822
4.5% 12/1/28	489,000	465,290
6.75% 12/1/27	1,962,000	2,036,425
Corporate Office Properties LP:
2% 1/15/29	228,000	191,156
2.25% 3/15/26	209,000	196,511
2.75% 4/15/31	310,000	255,728
Crown Castle, Inc.:
1.35% 7/15/25	741,000	703,544
2.25% 1/15/31	199,000	163,729
3.25% 1/15/51	180,000	123,124
ERP Operating LP:
1.85% 8/1/31	500,000	405,936
3.25% 8/1/27	356,000	335,583
Healthcare Realty Holdings LP:
3.1% 2/15/30	165,000	143,665
3.5% 8/1/26	172,000	164,145
Healthpeak OP, LLC:
3% 1/15/30	343,000	303,767
3.25% 7/15/26	72,000	68,875
3.4% 2/1/25	13,000	12,756
3.5% 7/15/29	82,000	75,890
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	828,057
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	731,222
Kimco Realty OP, LLC:
1.9% 3/1/28	284,000	251,119
3.8% 4/1/27	110,000	105,583
4.125% 12/1/46	274,000	209,725
4.45% 9/1/47	142,000	115,564
Kite Realty Group Trust:
4% 3/15/25	783,000	768,512
4.75% 9/15/30	1,220,000	1,167,278
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	66,250
2.7% 9/15/30	230,000	192,095
4.4% 6/15/24	181,000	179,429
NNN (REIT), Inc. 3% 4/15/52	234,000	150,604
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	2,781,000	2,252,129
3.375% 2/1/31	527,000	449,828
3.625% 10/1/29	742,000	662,319
4.5% 1/15/25	556,000	549,882
4.5% 4/1/27	2,294,000	2,219,962
4.75% 1/15/28	801,000	773,316
4.95% 4/1/24	170,000	170,000
5.25% 1/15/26	714,000	709,348
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	132,224
Realty Income Corp.:
2.2% 6/15/28	100,000	89,320
2.85% 12/15/32	123,000	102,296
3.25% 1/15/31	128,000	114,187
3.4% 1/15/28	200,000	188,726
Retail Opportunity Investments Partnership LP 4% 12/15/24	123,000	121,173
Simon Property Group LP:
2.2% 2/1/31	731,000	607,470
2.45% 9/13/29	205,000	180,129
3.25% 9/13/49	320,000	223,848
3.375% 12/1/27	547,000	518,064
SITE Centers Corp.:
3.625% 2/1/25	284,000	279,595
4.25% 2/1/26	371,000	365,321
Store Capital LLC:
2.75% 11/18/30	1,096,000	880,544
4.625% 3/15/29	225,000	211,979
Sun Communities Operating LP:
2.3% 11/1/28	210,000	183,403
2.7% 7/15/31	542,000	446,335
UDR, Inc. 2.1% 6/15/33	446,000	340,278
Ventas Realty LP:
3% 1/15/30	958,000	844,297
3.25% 10/15/26	96,000	90,855
3.5% 2/1/25	919,000	900,782
3.85% 4/1/27	260,000	249,236
4% 3/1/28	876,000	834,760
4.125% 1/15/26	235,000	229,511
4.375% 2/1/45	178,000	144,445
4.75% 11/15/30	1,258,000	1,213,071
4.875% 4/15/49	78,000	66,693
VICI Properties LP:
4.375% 5/15/25	99,000	97,310
4.75% 2/15/28	964,000	940,091
4.95% 2/15/30	1,228,000	1,187,543
5.125% 5/15/32	823,000	787,197
5.75% 4/1/34	377,000	373,451
Vornado Realty LP 2.15% 6/1/26	237,000	215,449
Welltower OP LLC 4.95% 9/1/48	274,000	252,354
Weyerhaeuser Co. 4% 4/15/30	317,000	299,468
WP Carey, Inc.:
2.4% 2/1/31	477,000	395,812
3.85% 7/15/29	160,000	149,350
4% 2/1/25	673,000	663,374
		36,093,493
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	579,000	518,093
4.1% 10/1/24	637,000	629,705
4.55% 10/1/29	734,000	638,199
8.05% 3/15/28	2,672,000	2,713,761
CBRE Group, Inc.:
2.5% 4/1/31	699,000	578,417
4.875% 3/1/26	156,000	154,353
Digital Realty Trust LP 3.7% 8/15/27	219,000	209,136
Essex Portfolio LP:
3% 1/15/30	51,000	45,228
4% 3/1/29	167,000	159,273
Mid-America Apartments LP 3.95% 3/15/29	190,000	182,704
Tanger Properties LP:
2.75% 9/1/31	551,000	451,195
3.125% 9/1/26	767,000	719,621
3.875% 7/15/27	170,000	157,869
		7,157,554
TOTAL REAL ESTATE		43,251,047
UTILITIES - 1.5%
Electric Utilities - 0.8%
Alabama Power Co.:
1.45% 9/15/30	500,000	404,383
3.05% 3/15/32	828,000	722,755
3.7% 12/1/47	162,000	125,349
3.75% 3/1/45	27,000	21,391
4.15% 8/15/44	127,000	107,153
4.3% 7/15/48	161,000	136,866
5.2% 6/1/41	106,000	104,001
Appalachian Power Co.:
4.45% 6/1/45	165,000	136,365
4.5% 3/1/49	251,000	203,197
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	144,313
3.5% 8/15/46	69,000	51,523
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	226,916
3.55% 8/1/42	52,000	41,046
4.25% 2/1/49	71,000	59,922
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	619,963
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	377,729
3.743% 5/1/26	1,810,000	1,739,738
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	270,058
3.2% 11/15/49	467,000	326,214
3.65% 6/15/46	78,000	60,040
3.7% 3/1/45	85,000	67,033
3.75% 8/15/47	169,000	131,235
4% 3/1/48	187,000	151,704
4% 3/1/49	164,000	130,747
DTE Electric Co. 3.95% 3/1/49	100,000	81,079
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	71,188
2.95% 12/1/26	165,000	157,278
3.2% 8/15/49	219,000	152,845
3.75% 6/1/45	55,000	42,859
3.875% 3/15/46	107,000	84,558
4% 9/30/42	103,000	85,712
Duke Energy Corp.:
2.45% 6/1/30	529,000	455,587
2.65% 9/1/26	366,000	345,592
3.75% 4/15/24	165,000	164,870
3.75% 9/1/46	250,000	188,753
4.2% 6/15/49	260,000	207,297
4.8% 12/15/45	76,000	67,481
Duke Energy Florida LLC 3.4% 10/1/46	69,000	50,561
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	298,426
4.15% 12/1/44	49,000	40,640
4.375% 3/30/44	55,000	47,190
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	137,380
2.775% 1/7/32 (b)	574,000	468,466
Entergy Corp.:
0.9% 9/15/25	464,000	434,927
2.8% 6/15/30	359,000	313,703
2.95% 9/1/26	129,000	122,540
3.75% 6/15/50	113,000	82,814
Entergy Louisiana LLC 4.2% 9/1/48	87,000	70,756
Entergy, Inc.:
3.55% 9/30/49	111,000	80,736
4% 3/30/29	485,000	464,756
Eversource Energy:
2.55% 3/15/31	440,000	367,700
2.9% 10/1/24	234,000	230,498
3.35% 3/15/26	181,000	173,750
3.45% 1/15/50	122,000	85,281
Exelon Corp.:
2.75% 3/15/27	183,000	171,316
3.35% 3/15/32	222,000	196,325
3.95% 6/15/25	539,000	529,277
4.05% 4/15/30	218,000	205,592
5.1% 6/15/45	30,000	27,795
FirstEnergy Corp.:
1.6% 1/15/26	344,000	319,994
2.25% 9/1/30	370,000	307,789
3.4% 3/1/50	100,000	68,957
4.15% 7/15/27	233,000	223,468
5.1% 7/15/47	129,000	113,244
Interstate Power and Light Co. 2.3% 6/1/30	381,000	324,163
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	270,911
4.25% 5/1/30	1,025,000	953,674
Northern States Power Co.:
2.6% 6/1/51	360,000	221,750
2.9% 3/1/50	327,000	217,679
3.4% 8/15/42	55,000	42,283
4.125% 5/15/44	123,000	102,944
NSTAR Electric Co. 3.2% 5/15/27	210,000	200,516
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	384,889
3.25% 6/1/31	167,000	145,003
3.45% 7/1/25	166,815	162,268
3.5% 6/15/25	334,000	325,357
4.2% 6/1/41	834,000	671,358
4.55% 7/1/30	1,037,586	986,248
4.75% 2/15/44	33,000	27,839
Potomac Electric Power Co. 6.5% 11/15/37	104,000	115,881
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	209,457
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	252,208
4.15% 10/1/45	96,000	80,909
Progress Energy, Inc. 6% 12/1/39	143,000	145,860
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	292,863
3.8% 6/15/47	127,000	97,409
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	244,008
3.15% 1/1/50	315,000	224,345
3.65% 9/1/42	77,000	62,139
4% 6/1/44	137,000	111,762
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	148,258
Southern California Edison Co.:
2.25% 6/1/30	248,000	210,739
2.95% 2/1/51	550,000	357,177
4% 4/1/47	274,000	216,863
4.125% 3/1/48	194,000	156,596
Southern Co.:
3.25% 7/1/26	302,000	290,228
4.4% 7/1/46	201,000	173,116
Tampa Electric Co.:
4.45% 6/15/49	321,000	274,916
6.15% 5/15/37	172,000	177,350
Union Electric Co. 3.9% 9/15/42	101,000	83,614
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	107,273
3.3% 12/1/49	200,000	141,372
3.8% 4/1/28	409,000	392,638
3.8% 9/15/47	225,000	174,029
4.2% 5/15/45	289,000	242,622
4.45% 2/15/44	75,000	65,473
4.6% 12/1/48	194,000	170,075
6% 5/15/37	55,000	57,700
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	107,266
Xcel Energy, Inc. 3.35% 12/1/26	82,000	77,857
		24,597,506
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	298,353
Nakilat, Inc. 6.067% 12/31/33 (b)	189,021	196,523
Southern California Gas Co. 2.6% 6/15/26	363,000	344,168
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	287,688
		1,126,732
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	334,000	326,390
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	227,502
4.75% 6/15/46	143,000	117,503
The AES Corp.:
1.375% 1/15/26	4,000,000	3,704,184
2.45% 1/15/31	807,000	660,254
3.3% 7/15/25 (b)	1,079,000	1,045,261
3.95% 7/15/30 (b)	941,000	855,830
		6,936,924
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	207,000	182,223
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	258,498
3.7% 7/15/30	275,000	257,422
3.8% 7/15/48	274,000	209,343
4.05% 4/15/25	1,561,000	1,541,098
4.25% 10/15/50	237,000	192,471
4.5% 2/1/45	182,000	163,135
5.15% 11/15/43	212,000	206,897
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	123,822
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	91,190
3.875% 6/15/47	78,000	61,563
4.45% 3/15/44	219,000	192,620
4.5% 5/15/58	260,000	221,024
4.65% 12/1/48	287,000	255,049
5.5% 12/1/39	69,000	69,657
Delmarva Power & Light Co. 4% 6/1/42	110,000	88,271
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	574,358
3.9% 10/1/25	354,000	346,200
4.9% 8/1/41	55,000	50,093
DTE Energy Co.:
2.85% 10/1/26	165,000	156,000
3.8% 3/15/27	370,000	354,454
NiSource, Inc.:
0.95% 8/15/25	374,000	351,955
1.7% 2/15/31	444,000	354,633
2.95% 9/1/29	1,074,000	969,960
3.49% 5/15/27	210,000	200,304
3.6% 5/1/30	1,800,000	1,657,883
3.95% 3/30/48	274,000	214,428
4.375% 5/15/47	131,000	109,760
4.8% 2/15/44	151,000	135,076
Puget Energy, Inc.:
3.65% 5/15/25	221,000	215,800
4.1% 6/15/30	1,710,000	1,560,757
4.224% 3/15/32	756,000	685,580
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	24,198
Sempra:
3.25% 6/15/27	167,000	157,398
3.8% 2/1/38	233,000	193,707
4% 2/1/48	604,000	471,113
6% 10/15/39	27,000	27,497
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	295,000	286,148
		13,211,585
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	156,272
3.45% 6/1/29	167,000	155,846
6.593% 10/15/37	179,000	202,165
		514,283
TOTAL UTILITIES		46,387,030
TOTAL NONCONVERTIBLE BONDS (Cost $841,406,298)		814,973,079

U.S. Treasury Obligations - 39.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	9,987,878
1.75% 8/15/41	23,171,800	15,637,344
1.875% 11/15/51	14,846,000	8,891,942
2% 8/15/51	27,127,600	16,807,456
2.25% 2/15/52	11,359,700	7,472,109
2.375% 11/15/49	6,448,000	4,416,628
2.375% 5/15/51	8,558,600	5,810,153
2.875% 5/15/52	15,000,000	11,349,609
3% 2/15/47	15,804,500	12,433,079
3% 8/15/52	57,000,000	44,275,195
3.375% 8/15/42	78,200,000	67,545,250
3.625% 2/15/53	31,000,000	27,221,875
3.625% 5/15/53	7,500,000	6,589,453
4% 11/15/42	14,000,000	13,187,344
4.125% 8/15/53	48,389,000	46,506,365
4.25% 2/15/54	15,800,000	15,538,313
U.S. Treasury Notes:
0.375% 7/31/27	8,695,100	7,626,893
0.5% 10/31/27	12,237,600	10,686,389
1.125% 2/29/28	9,043,800	8,011,182
1.125% 8/31/28	17,817,900	15,580,222
1.25% 5/31/28	19,521,400	17,271,101
1.25% 6/30/28	12,849,100	11,344,350
2.25% 8/15/27	18,256,900	17,046,667
2.25% 11/15/27	8,316,200	7,735,365
2.625% 5/31/27	25,000,000	23,690,430
2.625% 7/31/29	30,000,000	27,718,359
2.75% 7/31/27	25,000,000	23,742,188
2.75% 8/15/32	9,228,000	8,276,723
2.875% 5/15/32	5,778,000	5,246,018
3.375% 5/15/33	74,200,000	69,510,329
3.5% 2/15/33	86,600,000	82,016,269
3.75% 5/31/30	47,700,000	46,449,738
3.75% 6/30/30	10,000,000	9,735,156
3.875% 11/30/27	4,000,000	3,935,312
3.875% 11/30/29	55,000,000	54,007,422
3.875% 8/15/33	15,962,000	15,538,009
4% 1/15/27	780,000	770,677
4% 2/29/28	30,000,000	29,649,609
4% 6/30/28	7,000,000	6,922,344
4% 10/31/29	53,000,000	52,372,695
4% 2/28/30	52,000,000	51,374,375
4% 7/31/30	25,000,000	24,673,828
4% 1/31/31	30,000,000	29,606,250
4% 2/15/34	19,100,000	18,783,656
4.125% 10/31/27	45,000,000	44,643,164
4.125% 7/31/28	75,000,000	74,531,250
4.125% 8/31/30	14,100,000	14,009,672
4.125% 11/15/32	35,000,000	34,760,742
4.25% 3/15/27	10,070,000	10,023,584
4.25% 2/28/31	200,000	200,344
4.25% 3/31/31	17,500,000	17,418,652
4.375% 12/15/26	740,000	738,179
4.375% 11/30/30	24,600,000	24,804,680
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,282,282,779)		1,214,121,816

U.S. Government Agency - Mortgage Securities - 27.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 5.438% 5/1/34 (c)(d)	2,821	2,838
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	6,718	6,734
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	323	329
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 5.789% 11/1/34 (c)(d)	44,710	45,458
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	812	830
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.273% 10/1/33 (c)(d)	369	373
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	441	447
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.627% 4/1/41 (c)(d)	6,584	6,731
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.551% 11/1/36 (c)(d)	7,980	8,138
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.146% 6/1/42 (c)(d)	5,521	5,680
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.393% 5/1/36 (c)(d)	4,511	4,628
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.977% 7/1/35 (c)(d)	541	552
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	2,542	2,588
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	2,281	2,343
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	4,180	4,298
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	2,126	2,181
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	2,625	2,680
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	1,819	1,822
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.958% 11/1/34 (c)(d)	3,145	3,210
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.623% 9/1/36 (c)(d)	4,749	4,867
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	1,857	1,911
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	6,813	6,868
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	601	607
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.37% 8/1/36 (c)(d)	7,997	8,084
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	1,008	1,019
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.045% 5/1/35 (c)(d)	1,016	1,032
1.5% 9/1/35 to 6/1/51	21,624,342	17,234,501
2% 2/1/28 to 3/1/52	48,763,285	41,685,667
2.5% 7/1/26 to 1/1/52	59,622,097	51,147,490
3% 8/1/26 to 6/1/52 (e)	35,330,289	31,675,087
3.5% 5/1/28 to 6/1/52 (f)	24,296,907	22,431,374
4% 7/1/30 to 1/1/52	15,988,363	15,085,390
4.5% to 4.5% 4/1/24 to 11/1/52	9,889,618	9,556,310
5% 6/1/24 to 11/1/53	7,828,304	7,729,630
5.5% 6/1/27 to 4/1/54	12,993,692	12,991,472
6% to 6% 11/1/32 to 3/1/54	8,964,479	9,112,295
6.5% 5/1/31 to 3/1/54	13,301,107	13,726,194
7% to 7% 12/1/24 to 2/1/29	5,732	5,903
7.5% to 7.5% 9/1/25 to 11/1/31	8,660	8,917
TOTAL FANNIE MAE		232,516,478
Freddie Mac - 4.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	4,051	4,083
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.446% 4/1/35 (c)(d)	4,092	4,131
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	675	694
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	2,854	2,919
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	6,120	6,296
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	7,095	7,298
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	5,888	6,057
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	2,109	2,164
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.08% 9/1/37 (c)(d)	4,148	4,249
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	62	63
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	292	298
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.26% 10/1/35 (c)(d)	587	603
U.S. TREASURY 1 YEAR INDEX + 1.710% 5.928% 3/1/36 (c)(d)	33,022	32,957
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (c)(d)	14,815	14,934
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	456	459
U.S. TREASURY 1 YEAR INDEX + 2.250% 6.17% 3/1/35 (c)(d)	7,583	7,645
1.5% 7/1/35 to 2/1/51	22,337,209	18,093,051
2% 2/1/35 to 4/1/52	20,951,505	17,605,188
2% 9/1/35	236,987	211,292
2% 10/1/35	1,533,475	1,367,209
2% 4/1/42	1,624,705	1,375,922
2.5% 2/1/27 to 3/1/52	23,769,691	20,587,422
3% 10/1/26 to 5/1/52	19,164,027	16,903,315
3% 8/1/47	5,291	4,653
3.5% 4/1/28 to 7/1/52	14,714,822	13,627,913
3.5% 8/1/47	5,128	4,685
3.5% 9/1/47	227,420	208,519
4% 8/1/33 to 8/1/52 (f)	6,484,111	6,101,239
4.5% 6/1/25 to 9/1/50	4,139,290	4,024,176
5% 5/1/28 to 8/1/53	9,501,817	9,377,402
5.5% 4/1/27 to 3/1/54	12,186,988	12,203,393
6% 4/1/32 to 4/1/54	5,024,830	5,115,072
6.5% 11/1/36 to 1/1/54 (g)	3,473,596	3,605,719
7.5% 8/1/26 to 9/1/31	1,089	1,136
8% 5/1/27	18	19
8.5% 5/1/27 to 1/1/28	134	137
TOTAL FREDDIE MAC		130,512,312
Ginnie Mae - 6.9%
3.5% 12/15/40 to 6/20/51	12,262,350	11,309,900
4% 1/15/25 to 10/20/48	4,846,212	4,608,762
5% 1/20/39 to 4/20/49	1,242,138	1,241,601
6.5% 4/15/35 to 1/15/39	22,394	23,251
7% 1/15/28 to 7/15/32	27,646	28,285
7.5% to 7.5% 12/15/25 to 10/15/28	3,825	3,889
8% 3/15/30 to 9/15/30	765	796
1.5% 3/20/51 to 12/20/51	278,923	218,550
2% 10/20/50 to 11/20/51	8,823,510	7,232,858
2% 4/1/54 (h)	16,900,000	13,846,511
2% 4/1/54 (h)	13,100,000	10,733,095
2% 4/1/54 (h)	1,300,000	1,065,116
2% 4/1/54 (h)	575,000	471,109
2% 4/1/54 (h)	6,775,000	5,550,894
2% 4/1/54 (h)	5,475,000	4,485,778
2% 4/1/54 (h)	11,000,000	9,012,522
2% 4/1/54 (h)	400,000	327,728
2% 5/1/54 (h)	12,150,000	9,967,080
2% 5/1/54 (h)	6,300,000	5,168,116
2% 5/1/54 (h)	3,100,000	2,543,041
2% 5/1/54 (h)	9,200,000	7,547,089
2.5% 7/20/43 to 1/20/52	26,514,144	22,503,839
2.5% 4/1/54 (h)	50,000	42,584
2.5% 4/1/54 (h)	2,350,000	2,001,426
2.5% 5/1/54 (h)	800,000	682,024
2.5% 5/1/54 (h)	800,000	682,024
3% 7/15/42 to 6/20/51	11,576,705	10,360,758
3% 4/1/54 (h)	4,700,000	4,145,487
3% 4/1/54 (h)	1,150,000	1,014,321
3% 4/1/54 (h)	4,050,000	3,572,175
3% 5/1/54 (h)	4,700,000	4,148,975
3.5% 4/1/54 (h)	950,000	864,389
4% 4/1/54 (h)	4,200,000	3,930,622
4% 4/1/54 (h)	700,000	655,104
4.5% to 4.5% 11/20/33 to 4/20/53	3,839,269	3,732,446
5% 4/1/54 (h)	2,850,000	2,801,438
5% 4/1/54 (h)	1,125,000	1,105,831
5% 4/1/54 (h)	2,025,000	1,990,495
5% 5/1/54 (h)	4,000,000	3,931,999
5.5% 12/20/32 to 12/20/48	229,447	233,469
5.5% 4/1/54 (h)	6,800,000	6,795,997
5.5% 5/1/54 (h)	4,600,000	4,594,956
6% to 6% 5/20/34 to 12/15/40	84,004	86,426
6% 4/1/54 (h)	3,050,000	3,077,310
6% 4/1/54 (h)	3,000,000	3,026,862
6% 4/1/54 (h)	1,850,000	1,866,565
6% 4/1/54 (h)	3,025,000	3,052,086
6% 4/1/54 (h)	5,575,000	5,624,919
6.5% 4/1/54 (h)	1,850,000	1,880,749
6.5% 4/1/54 (h)	2,550,000	2,592,384
6.5% 4/1/54 (h)	1,300,000	1,321,607
6.5% 4/1/54 (h)	2,600,000	2,643,215
6.5% 4/1/54 (h)	3,100,000	3,151,525
6.5% 5/1/54 (h)	2,450,000	2,488,138
6.5% 5/1/54 (h)	3,000,000	3,046,699
TOTAL GINNIE MAE		209,034,815
Uniform Mortgage Backed Securities - 9.1%
2% 4/1/54 (h)	23,800,000	18,829,287
2% 4/1/54 (h)	4,700,000	3,718,389
2% 4/1/54 (h)	5,900,000	4,667,764
2% 4/1/54 (h)	2,950,000	2,333,882
2% 4/1/54 (h)	12,750,000	10,087,118
2% 4/1/54 (h)	2,825,000	2,234,989
2% 4/1/54 (h)	16,250,000	12,856,131
2% 4/1/54 (h)	425,000	336,237
2% 4/1/54 (h)	3,700,000	2,927,242
2% 4/1/54 (h)	1,900,000	1,503,178
2% 4/1/54 (h)	1,100,000	870,261
2% 4/1/54 (h)	2,300,000	1,819,637
2% 4/1/54 (h)	2,300,000	1,819,637
2% 5/1/54 (h)	5,950,000	4,714,759
2% 5/1/54 (h)	32,800,000	25,990,605
2% 5/1/54 (h)	13,500,000	10,697,353
2.5% 4/1/54 (h)	2,600,000	2,149,164
2.5% 4/1/54 (h)	1,700,000	1,405,223
2.5% 4/1/54 (h)	2,400,000	1,983,844
2.5% 4/1/54 (h)	10,950,000	9,051,288
2.5% 4/1/54 (h)	3,700,000	3,058,426
2.5% 4/1/54 (h)	9,875,000	8,162,691
2.5% 4/1/54 (h)	3,200,000	2,645,125
2.5% 5/1/54 (h)	4,700,000	3,890,352
2.5% 5/1/54 (h)	12,650,000	10,470,840
2.5% 5/1/54 (h)	7,950,000	6,580,488
3% 4/1/54 (h)	16,200,000	13,940,860
3% 4/1/54 (h)	15,450,000	13,295,450
3% 4/1/54 (h)	2,250,000	1,936,231
3% 4/1/54 (h)	1,475,000	1,269,307
3% 5/1/54 (h)	5,000,000	4,307,813
3% 5/1/54 (h)	19,500,000	16,800,469
3.5% 4/1/54 (h)	3,300,000	2,952,598
4% 4/1/54 (h)	1,600,000	1,481,625
4% 4/1/54 (h)	7,450,000	6,898,816
4% 4/1/54 (h)	2,000,000	1,852,031
4% 4/1/54 (h)	800,000	740,812
4% 4/1/54 (h)	800,000	740,812
4.5% 4/1/54 (h)	1,200,000	1,142,672
4.5% 4/1/54 (h)	2,300,000	2,190,121
4.5% 4/1/54 (h)	1,300,000	1,237,895
5% 4/1/54 (h)	3,050,000	2,976,848
5% 4/1/54 (h)	200,000	195,203
5.5% 4/1/54 (h)	1,625,000	1,617,192
5.5% 4/1/54 (h)	4,775,000	4,752,058
5.5% 4/1/54 (h)	9,825,000	9,777,794
6% 4/1/54 (h)	5,450,000	5,501,732
6% 4/1/54 (h)	4,450,000	4,492,240
6% 4/1/54 (h)	4,500,000	4,542,715
6.5% 4/1/54 (h)	1,200,000	1,225,781
6.5% 4/1/54 (h)	9,300,000	9,499,805
6.5% 4/1/54 (h)	6,825,000	6,971,631
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		277,144,421
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $870,836,433)		849,208,026

Asset-Backed Securities - 7.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	275,106	193,951
Series 2019-1 Class A, 3.844% 5/15/39 (b)	77,726	66,845
Series 2019-2 Class A, 3.376% 10/16/39 (b)	475,024	428,749
Series 2021-1A Class A, 2.95% 11/16/41 (b)	598,777	542,851
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,176,395	1,029,898
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	11,278,948	11,081,341
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8242% 4/16/37 (b)(c)(d)	2,766,000	2,761,411
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(c)(d)	3,002,000	3,003,441
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 1.5% 4/19/37 (b)(c)(d)(h)	1,960,000	1,960,688
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	524,413	524,053
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	2,044,526	2,038,084
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	667,851	669,660
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	627,261	627,397
Ally Auto Receivables Trust 20 Series 2024-1 Class A3, 5.08% 12/15/28	1,420,000	1,420,393
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	157,252	140,489
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	1,079,534	1,079,724
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	425,583	425,808
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	1,132,637	1,132,850
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	1,304,759	1,305,261
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	3,561,718	3,563,203
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	14,190,185	14,196,372
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,900,000	1,891,230
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	934,550	934,891
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	847,650	848,076
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	3,356,000	3,383,519
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(d)	17,227,148	17,232,213
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	799,679	799,805
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	526,372	518,476
Series 2021-1A Class A, 2.443% 7/15/46 (b)	862,075	758,677
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	1,324,230	1,325,003
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	264,752
Series 2023-A1 Class A, 4.42% 5/15/28	1,700,000	1,679,117
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	166,100	164,023
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,353,000	1,376,101
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	470,441	423,448
Class B, 5.095% 4/15/39 (b)	272,765	182,764
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	157,409	143,506
Series 2021-1A Class A, 3.474% 1/15/46 (b)	110,380	103,797
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	799,316	799,350
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	490,758	490,905
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	3,994,984	3,996,690
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(d)	2,065,000	2,075,878
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	772,931	772,932
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	813,435	795,363
Chase Auto Owner Trust 2024-1 Series 2024-1A Class A3, 5.13% 5/25/29 (b)	900,000	901,346
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	801,712	806,653
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	427,266
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	535,797	534,937
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	795,912	796,034
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	853,929	854,137
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	1,117,642	1,117,670
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	711,580	678,463
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (i)	600,000	591,597
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	462,666	463,491
Class A3, 5.64% 2/22/28 (b)	597,000	603,071
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,895,000	1,827,425
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	2,345,807	2,339,124
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	2,028,431	2,029,042
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	2,847,981	2,849,126
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/31 (b)(c)(d)	779,142	779,006
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	839,984	840,155
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	2,675,984	2,676,434
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	1,574,048	1,574,939
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	362,417	362,456
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	1,957,851	1,959,327
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,153,000	2,186,187
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	924,249	924,977
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	816,255	817,212
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	1,017,886	1,019,552
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,700,000	1,692,041
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	520,136	519,820
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,245,000	1,250,720
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,870,000	1,849,807
GM Financial Consumer Automobile Receivables Trust:
Series 2021-1 Class A3, 0.35% 10/16/25	78,274	77,656
Series 2022-4 Class A3, 4.82% 8/16/27	1,695,000	1,686,444
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	620,000	620,619
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	579,000	581,798
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,600,000	1,608,206
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	1,321,000	1,317,337
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	700,000	703,460
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	255,852	223,866
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	246,222	220,263
Hyundai Auto Receivables Trust 20 Series 2024-A Class A3, 4.99% 2/15/29	1,480,000	1,480,348
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	560,077	560,206
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	1,500,000	1,499,960
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	1,298,569	1,299,069
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	410,000	410,401
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	1,795,369	1,796,561
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	910,439	910,599
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	1,248,118	1,248,631
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 1.51% 4/25/37 (b)(c)(d)(h)	2,755,000	2,756,893
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(d)	1,441,000	1,450,963
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	965,191	966,079
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	746,434	746,660
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	779,838	780,672
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,200,000	1,207,706
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	1,824,150	1,825,084
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,100,000	1,099,594
Oak Hill Credit Partners Series 2024-18A Class A1, 1.5% 4/20/37 (b)(c)(h)	1,960,000	1,960,688
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6889% 1/25/36 (c)(d)	10,252	10,082
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	1,605,558	1,606,142
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	583,118	528,635
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	638,960	596,708
Class A2II, 4.008% 12/5/51 (b)	571,340	505,204
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	449,922	395,945
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	4,536,406	4,538,375
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	1,078,307	1,078,756
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0768% 1/15/36 (b)(c)(d)	6,000,000	6,025,872
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	488,084	444,171
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	760,324
1.884% 7/15/50 (b)	300,000	280,092
2.328% 7/15/52 (b)	229,000	201,347
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	785,235	786,478
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	4,851,802	4,847,790
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 1.52% 4/15/37 (b)(c)(d)(h)	1,901,000	1,901,335
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8495% 4/18/33 (b)(c)(d)	2,000,000	1,999,942
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(c)(d)	5,929,877	5,929,776
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	947,359	942,024
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	875,909	874,818
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3039% 9/25/34 (c)(d)	866	865
Tesla 2024-A A3 Series 2024-A Class A2A, 5.37% 6/22/26 (b)	601,000	600,548
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,200,000	1,211,043
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,400,000	1,407,732
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	540,435	486,407
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	728,500	634,254
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,850,000	3,784,918
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,485,000	1,478,428
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,490,000	1,494,628
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	63,640	63,130
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	495,178	482,937
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	1,900,000	1,886,314
Class B, 0.69% 5/20/27	2,008,000	1,993,504
Series 2023 2 Class A, 4.89% 4/13/28	900,000	895,191
Volkswagen Auto Lse Trust Series 2024-A Class A3, 5.21% 6/21/27	950,000	951,425
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	2,577,000	2,579,082
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	4,522,785	4,525,277
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	522,906	523,079
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	1,070,174	1,070,406
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	882,055	882,132
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,200,000	2,203,960
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	2,300,000	2,318,219
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	1,161,750	1,217,177
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,572,000	1,558,727
Series 2023-C Class A3, 5.15% 11/15/28	762,000	761,956
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,072,448	1,071,644
TOTAL ASSET-BACKED SECURITIES (Cost $220,940,379)		223,801,562

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	582,309	528,557
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	926,949	827,143
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,579,636	1,550,453
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	358,561	351,215
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	36,536	36,334
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	1,587,702	1,559,917
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	472,394	460,198
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	398,028	377,258
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	2,898,698	2,675,480
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	319,745	289,437
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	500,000	459,564
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	303,837	290,966
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	235,451	224,025
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 5.115% 3/25/26 (b)	470,787	462,556
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	134,140	131,722
Towd Point Mortgage Trust:
sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	3,078,778	2,853,635
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	1,520,112	1,421,110
TOTAL PRIVATE SPONSOR		14,499,570
U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class:
Series 1999-57 Class PH, 6.5% 12/25/29	5,825	5,850
Series 2021-45 Class DA, 3% 7/25/51	482,508	426,584
Series 2022-2 Class TH, 2.5% 2/25/52	161,331	143,177
Series 2022-20 Class HC, 2.5% 4/25/52	1,911,360	1,695,141
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	542,185	459,973
Series 2020-43 Class MA, 2% 1/25/45	865,940	772,726
Series 2020-49 Class JA, 2% 8/25/44	75,172	67,549
Series 2020-51 Class BA, 2% 6/25/46	778,128	665,145
Series 2020-80 Class BA, 1.5% 3/25/45	704,058	601,519
Series 2021-68 Class A, 2% 7/25/49	154,955	121,344
Series 2021-85 Class L, 2.5% 8/25/48	85,415	73,207
Series 2021-95:
Class 0, 2.5% 9/25/48	637,924	548,396
Class BA, 2.5% 6/25/49	965,873	833,697
Series 2021-96 Class HA, 2.5% 2/25/50	136,124	117,013
Series 2022-1 Class KA, 3% 5/25/48	327,916	295,217
Series 2022-11 Class B, 3% 6/25/49	385,759	350,188
Series 2022-13:
Class HA, 3% 8/25/46	523,639	480,435
Class MA, 3% 5/25/44	1,347,634	1,249,117
Series 2022-25 Class AB, 4% 9/25/47	497,698	473,510
Series 2022-3:
Class D, 2% 2/25/48	896,508	775,482
Class N, 2% 10/25/47	2,656,374	2,274,380
Series 2022-30 Class E, 4.5% 7/25/48	946,303	916,851
Series 2022-4 Class B, 2.5% 5/25/49	99,848	86,452
Series 2022-42 Class BA, 4% 6/25/50	1,029,683	960,625
Series 2022-49 Class TC, 4% 12/25/48	300,842	284,906
Series 2022-5:
Class 0, 2.5% 6/25/48	389,814	339,827
Class BA, 2.5% 12/25/49	371,119	315,056
Class DA, 2.25% 11/25/47	1,090,025	945,495
Series 2022-7:
Class A, 3% 5/25/48	467,596	420,978
Class E, 2.5% 11/25/47	935,844	823,406
Series 2020-45 Class JL, 3% 7/25/40	31,335	28,081
Series 2021-59 Class H, 2% 6/25/48	87,398	70,275
Series 2021-66:
Class DA, 2% 1/25/48	94,733	76,513
Class DM, 2% 1/25/48	100,675	81,219
Freddie Mac:
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	825,501	742,263
Series 2020-5018:
Class LC, 3% 10/25/40	211,224	189,599
Class LY, 3% 10/25/40	160,544	144,069
Series 2021-5169 Class TP, 2.5% 6/25/49	275,836	234,844
Series 2021-5175 Class CB, 2.5% 4/25/50	491,229	423,278
Series 2021-5180 Class KA, 2.5% 10/25/47	98,857	86,668
Series 2022-5189:
Class DA, 2.5% 5/25/49	254,534	217,057
Class TP, 2.5% 5/25/49	230,062	196,183
Series 2022-5190:
Class BA, 2.5% 11/25/47	240,940	210,378
Class CA, 2.5% 5/25/49	192,925	164,478
Series 2022-5191 Class CA, 2.5% 4/25/50	116,829	99,952
Series 2022-5197:
Class A, 2.5% 6/25/49	192,926	164,478
Class DA, 2.5% 11/25/47	182,946	160,419
Series 2022-5198 Class BA, 2.5% 11/25/47	890,647	790,442
Series 2022-5202:
Class AG, 3% 1/25/49	143,995	129,854
Class LB, 2.5% 10/25/47	195,455	171,619
Class UA, 3% 4/25/50	337,250	300,813
Series 2020-5041 Class LB, 3% 11/25/40	359,766	323,170
Series 2021-5083 Class VA, 1% 8/15/38	1,046,489	976,300
Series 2021-5176 Class AG, 2% 1/25/47	369,233	316,286
Series 2021-5182 Class A, 2.5% 10/25/48	642,124	557,245
Series 2022-5207 Class PA, 3% 6/25/51	3,593,257	3,192,822
Series 2022-5210 Class AB, 3% 1/25/42	502,935	458,543
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	271,518	232,770
Class GC, 2% 11/25/47	79,116	66,758
Series 2021-5164 Class M, 2.5% 7/25/48	276,764	237,329
TOTAL U.S. GOVERNMENT AGENCY		28,566,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,457,597)		43,066,521

Commercial Mortgage Securities - 6.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.476% 1/15/39 (b)(c)(d)	497,039	492,535
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	436,218
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	92,228
BANK:
sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	378,140	368,472
Series 2017-BNK9 Class A4, 3.538% 11/15/54	400,000	378,060
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,248,347	3,083,591
Series 2018-BN14 Class ASB, 4.185% 9/15/60	340,215	332,980
Series 2019-BN19 Class ASB, 3.071% 8/15/61	650,000	617,144
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	73,014
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	403,210
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,100,000	1,020,549
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	947,477
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	471,691
Series 2022-BNK41 Class A4, 3.7902% 4/15/65 (c)	963,521	884,886
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	800,000	814,255
Class A3, 6.26% 4/15/56	1,400,000	1,451,424
Series 2021-BN33 Class XA, 1.0522% 5/15/64 (c)(i)	12,017,470	611,839
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	600,000	636,834
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	602,183
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	1,422,000	1,497,748
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	900,000	933,261
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	400,000	418,269
Series 2023-V3 Class XA, 0.8143% 7/15/56 (c)	31,991,178	981,809
Benchmark 2024-V6 Mtg Trust sequential payer Series 2024-V6 Class A3, 5.9255% 3/15/29	700,000	700,000
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	164,909
Series 2019-B10:
Class A4, 3.717% 3/15/62	159,609	149,796
Class ASB, 3.615% 3/15/62	499,989	485,313
Series 2019-B9 Class AAB, 3.9325% 3/15/52	951,027	925,550
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	379,142
Series 2021-B24 Class A5, 2.5843% 3/15/54	700,621	582,553
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,114,135
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	659,490
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	601,013
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6675% 3/15/41 (b)(c)(d)	1,311,000	1,311,411
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	1,700,000	1,786,252
Series 2023-C6 Class XA, 0.7865% 9/15/56 (c)(i)	13,482,311	774,180
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2233% 4/15/37 (b)(c)(d)	2,835,445	2,849,640
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7723% 4/15/37 (b)(c)(d)	841,247	842,295
Bx 2024-Cnyn floater Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.6919% 4/15/29 (b)(c)(d)	4,493,000	4,493,000
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9915% 4/15/29 (b)(c)(d)	716,000	715,102
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2412% 4/15/29 (b)(c)(d)	594,000	593,258
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6713% 4/15/34 (b)(c)(d)	412,398	411,807
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9713% 4/15/34 (b)(c)(d)	272,629	272,135
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2713% 4/15/34 (b)(c)(d)	286,192	285,562
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0754% 10/15/26 (b)(c)(d)	3,003,088	2,973,057
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2405% 2/15/36 (b)(c)(d)	200,000	199,125
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1286% 10/15/36 (b)(c)(d)	1,109,960	1,100,248
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3383% 10/15/36 (b)(c)(d)	162,246	159,914
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5381% 10/15/36 (b)(c)(d)	217,124	213,392
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7378% 10/15/36 (b)(c)(d)	210,720	205,650
Class E, CME Term SOFR 1 Month Index + 2.060% 7.387% 10/15/36 (b)(c)(d)	732,746	719,465
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8163% 4/15/37 (b)(c)(d)	799,933	800,932
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3382% 2/15/39 (b)(c)(d)	1,002,727	997,713
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6376% 2/15/39 (b)(c)(d)	357,283	353,711
Class C, CME Term SOFR 1 Month Index + 1.560% 6.887% 2/15/39 (b)(c)(d)	357,283	353,734
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2861% 2/15/39 (b)(c)(d)	357,283	352,371
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0868% 12/9/40 (b)(c)(d)	2,021,000	2,033,562
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5161% 12/9/40 (b)(c)(d)	447,000	450,486
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9655% 12/9/40 (b)(c)(d)	242,000	243,887
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3713% 4/15/34 (b)(c)(d)	1,194,934	1,193,674
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.6917% 3/15/41 (b)(c)(d)	7,048,000	7,051,547
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1169% 2/15/39 (b)(c)(d)	389,000	388,756
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9912% 3/15/41 (b)(c)(d)	1,204,000	1,203,247
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2409% 3/15/41 (b)(c)(d)	1,599,000	1,597,000
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7674% 2/15/39 (b)(c)(d)	3,067,000	3,070,808
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1105% 6/15/38 (b)(c)(d)	232,162	230,566
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4903% 8/15/39 (b)(c)(d)	1,914,164	1,918,950
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2653% 4/15/37 (b)(c)(d)	407,801	408,311
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6153% 4/15/37 (b)(c)(d)	92,071	92,128
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1643% 4/15/37 (b)(c)(d)	77,095	77,192
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.693% 12/15/37 (b)(c)(d)	2,145,000	2,144,997
Class E, CME Term SOFR 1 Month Index + 2.440% 7.773% 12/15/37 (b)(c)(d)	520,000	518,713
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,194,866	1,080,723
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	527,861	502,355
Series 2017-C8 Class A3, 3.3048% 6/15/50	1,960,100	1,848,199
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	815,695
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	302,640
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	156,396
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	485,574
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	553,567
Series 2019-C7 Class A4, 3.102% 12/15/72	2,911,044	2,606,834
Series 2020-GC46 Class AAB, 2.614% 2/15/53	500,000	467,970
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	123,338	122,776
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,903,309	1,881,522
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	519,842
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.353% 5/15/36 (b)(c)(d)	5,885,358	5,885,370
Class B, CME Term SOFR 1 Month Index + 1.270% 6.603% 5/15/36 (b)(c)(d)	520,705	520,342
Class C, CME Term SOFR 1 Month Index + 1.470% 6.803% 5/15/36 (b)(c)(d)	813,975	813,212
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	233,955	217,431
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	334,448
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	455,503
Class A5, 3.0161% 9/15/52	516,958	456,840
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.6485% 1/15/41 (b)(c)	605,000	606,775
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1415% 11/15/38 (b)(c)(d)	2,964,315	2,938,377
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5195% 7/15/38 (b)(c)(d)	617,123	616,929
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8195% 7/15/38 (b)(c)(d)	1,474,695	1,474,973
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1395% 7/15/38 (b)(c)(d)	190,165	189,987
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6895% 7/15/38 (b)(c)(d)	10,580,682	10,567,456
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,879,663	1,847,297
Series 2015-K049 Class A2, 3.01% 7/25/25	263,000	256,109
Series 2016-K054 Class A2, 2.745% 1/25/26	1,287,022	1,239,711
Series 2016-K055 Class A2, 2.673% 3/25/26	2,700,000	2,589,827
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	417,383
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,815,824
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,441,521
Series 2020-K117 Class A2, 1.406% 8/25/30	1,990,789	1,642,627
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	350,342
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	491,678
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	193,357
Series 2021-K126 Class A2, 2.074% 1/25/31	327,624	279,673
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	232,738
Series 2021-K136 Class A2, 2.127% 11/25/31	771,017	648,113
Series 2022-K750 Class A2, 3% 9/25/29	9,120,000	8,443,121
Series 2023-K751 Class A2, 4.412% 3/25/30	400,000	394,476
Series 2023-K752 Class A2, 4.284% 7/25/30	1,400,000	1,369,397
Series 2024-K517 Class A2, 5.355% 1/25/29	3,200,000	3,287,805
Series 2024-K518 Class A2, 5.4% 1/25/29	1,100,000	1,131,158
Series K058 Class A2, 2.653% 8/25/26	2,100,000	1,999,984
Series K065 Class A2, 3.243% 4/25/27	600,000	575,836
Series K080 Class A2, 3.926% 7/25/28	454,836	442,193
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	454,252
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	624,243
Series 2017-K727 Class A2, 2.946% 7/25/24	2,430,849	2,412,735
Series 2018-K730 Class A2, 3.59% 1/25/25	1,004,791	990,519
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,301,755
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	383,085
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	648,619
Series 2022 K748 Class A2, 2.26% 1/25/29	1,300,000	1,169,409
Series K046 Class A2, 3.205% 3/25/25	912,976	894,558
Series K047 Class A2, 3.329% 5/25/25	2,200,835	2,155,413
Series K053 Class A2, 2.995% 12/25/25	194,973	188,822
Series K056 Class A2, 2.525% 5/25/26	568,904	543,113
Series K062 Class A1, 3.032% 9/25/26	161,253	157,732
Series K063 Class A2, 3.43% 1/25/27	2,600,000	2,513,808
Series K079 Class A2, 3.926% 6/25/28	213,322	207,423
Series K086 Class A2, 3.859% 11/25/28	1,663,000	1,609,554
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,335,587	1,309,433
Series K044 Class A2, 2.811% 1/25/25	2,740,557	2,685,517
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3895% 9/15/31 (b)(c)(d)	265,311	264,075
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3905% 10/15/36 (b)(c)(d)	1,961,563	1,933,979
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5905% 10/15/36 (b)(c)(d)	450,000	438,503
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9905% 10/15/36 (b)(c)(d)	2,451,000	2,359,232
sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	357,372	353,808
Series 2018-GS10 Class A4, 3.89% 7/10/51	3,800,000	3,616,235
Series 2018-GS9 Class A4, 3.992% 3/10/51	400,000	372,387
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,101,398
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8136% 8/15/39 (b)(c)(d)	4,070,000	4,090,350
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9218% 4/15/37 (b)(c)(d)	318,267	303,945
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	803,937	799,170
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	259,262
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	702,305
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	240,362
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	442,177	430,226
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/33 (b)	158,353	121,916
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6155% 12/15/36 (b)(c)(d)	2,900,000	2,917,219
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6206% 5/15/39 (b)(c)(d)	2,976,439	2,950,395
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1192% 5/15/39 (b)(c)(d)	899,162	887,922
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4185% 5/15/39 (b)(c)(d)	511,349	503,679
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8672% 5/15/39 (b)(c)(d)	454,472	433,643
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1395% 3/15/38 (b)(c)(d)	675,307	667,779
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3195% 3/15/38 (b)(c)(d)	217,253	214,402
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5395% 3/15/38 (b)(c)(d)	136,648	134,811
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8395% 3/15/38 (b)(c)(d)	190,097	187,483
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1895% 3/15/38 (b)(c)(d)	166,149	162,411
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	395,526
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,200,000	1,119,183
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.623% 8/15/33 (b)(c)(d)(j)	433,796	292,581
Class C, CME Term SOFR 1 Month Index + 1.540% 6.873% 8/15/33 (b)(c)(d)(j)	1,044,807	579,601
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,421,069
Series 2019-L2 Class A3, 3.806% 3/15/52	1,000,000	941,774
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	995,009
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	429,100
Series 2018-H4 Class A4, 4.31% 12/15/51	1,275,945	1,229,141
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	152,075	140,239
Class C, 3.1771% 11/10/36 (b)(c)	145,921	131,715
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	482,067
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4144% 10/15/28 (b)(c)(d)	1,730,007	1,747,307
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1633% 10/15/28 (b)(c)(d)	1,042,023	1,049,753
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9245% 10/15/36 (b)(c)(d)	1,508,520	1,488,721
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	231,728	235,896
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3253% 2/15/39 (b)(c)(d)	263,000	253,362
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9753% 2/15/39 (b)(c)(d)	137,000	130,303
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.016% 7/15/36 (b)(c)(d)	813,932	805,793
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1706% 11/15/38 (b)(c)(d)	2,240,402	2,224,223
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5196% 11/15/38 (b)(c)(d)	1,694,882	1,682,936
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7688% 11/15/38 (b)(c)(d)	344,260	341,678
Class D, CME Term SOFR 1 Month Index + 1.690% 7.018% 11/15/38 (b)(c)(d)	226,263	224,424
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,123,328	910,385
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6405% 5/15/31 (b)(c)(d)	552,000	541,319
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	410,082
Series 2019-C49 Class ASB, 3.933% 3/15/52	490,800	481,720
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	791,455
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	57,072
Series 2018-C48 Class A5, 4.302% 1/15/52	1,284,202	1,240,998
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	458,817	441,698
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55:
Class A5, 2.725% 2/15/53	438,989	386,827
Class ASB, 2.651% 2/15/53	400,000	373,966
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	389,855
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $207,663,626)		207,274,927

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	130,000	146,709
Series 2010 S1, 7.043% 4/1/50	195,000	236,989
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	160,117
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	275,425
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	301,256
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	50,225
Series 2021 C, 2.843% 11/1/46	400,000	296,476
Series 2022 A, 4.507% 11/1/51	155,000	142,428
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B, 2.746% 6/1/34	175,000	147,372
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	70,709
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	203,572
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	125,000	135,133
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	105,073
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	122,048
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	180,823
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	259,758
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	300,691
Port Auth. of New York & New Jersey:
Series 2010 164, 5.647% 11/1/40	145,000	155,213
Series 225, 3.175% 7/15/60	635,000	440,010
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	129,741
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	184,266
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	320,993
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	104,301
Series 2021 B, 2.584% 11/1/51	65,000	42,441
TOTAL MUNICIPAL SECURITIES (Cost $4,956,157)		4,511,769

Foreign Government and Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	925,989
3.3% 3/15/28	274,000	261,670
British Columbia Province 2.25% 6/2/26	654,000	620,973
Chilean Republic:
2.55% 7/27/33	854,000	694,892
3.24% 2/6/28	318,000	298,224
3.625% 10/30/42	358,000	280,590
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	716,000	572,442
Hungarian Republic 7.625% 3/29/41	200,000	231,313
Israeli State:
3.25% 1/17/28	395,000	367,451
3.375% 1/15/50	813,000	545,726
Italian Republic 2.875% 10/17/29	734,000	649,154
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	359,865
4.5% 4/22/60 (b)	301,000	247,949
Korea Development Bank:
0.4% 6/19/24	300,000	296,702
1.625% 1/19/31	367,000	300,006
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	218,377
2.5% 11/15/27	242,000	226,173
Manitoba Province 3.05% 5/14/24	41,000	40,921
Ontario Province:
0.625% 1/21/26	70,000	64,752
1.125% 10/7/30	658,000	533,599
2.3% 6/15/26	391,000	371,168
2.5% 4/27/26	137,000	130,962
Panamanian Republic:
3.16% 1/23/30	517,000	429,272
4.5% 4/16/50	353,000	237,172
4.5% 4/1/56	547,000	354,183
Peruvian Republic:
1.862% 12/1/32	689,000	526,008
2.78% 12/1/60	113,000	65,222
2.844% 6/20/30	448,000	393,260
3.55% 3/10/51	517,000	372,499
6.55% 3/14/37	84,000	91,271
Polish Government 3.25% 4/6/26	181,000	175,999
Quebec Province:
1.5% 2/11/25	791,000	766,882
2.5% 4/20/26	322,000	307,941
2.75% 4/12/27	350,000	331,961
2.875% 10/16/24	57,000	56,294
State of Qatar 4.4% 4/16/50 (b)	893,000	790,584
United Mexican States:
3.25% 4/16/30	366,000	325,923
3.5% 2/12/34	1,114,000	928,798
4.28% 8/14/41	1,201,000	965,604
4.35% 1/15/47	395,000	307,508
4.5% 1/31/50	254,000	200,279
4.6% 2/10/48	481,000	386,303
4.75% 3/8/44	266,000	222,443
5.55% 1/21/45	107,000	99,744
6.05% 1/11/40	132,000	130,721
Uruguay Republic:
4.125% 11/20/45	130,228	115,089
4.375% 10/27/27	33,363	33,071
4.375% 1/23/31	434,418	425,322
4.975% 4/20/55	321,625	301,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,189,025)		17,580,076

Supranational Obligations - 0.5%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	382,606
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,035,268
0.5% 2/4/26	611,000	565,474
0.75% 10/8/30	534,000	425,520
1.5% 10/18/24	617,000	604,401
2% 4/24/26	173,000	163,863
2.5% 11/2/27	184,000	172,047
2.625% 1/12/27	178,000	169,138
2.75% 1/19/28	1,032,000	970,975
European Investment Bank:
0.75% 9/23/30	762,000	610,825
0.875% 5/17/30	183,000	149,235
1.25% 2/14/31	331,000	271,889
1.875% 2/10/25	82,000	79,823
2.25% 6/24/24	620,000	615,609
2.375% 5/24/27	110,000	103,320
2.5% 10/15/24	157,000	154,664
Inter-American Development Bank:
0.625% 7/15/25	607,000	574,791
0.875% 4/20/26	1,388,000	1,285,068
1.75% 3/14/25	505,000	489,228
2% 6/2/26	110,000	103,882
2.125% 1/15/25	50,000	48,827
2.25% 6/18/29	524,000	472,899
2.375% 7/7/27	184,000	172,171
4.375% 1/24/44	239,000	227,207
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	675,855
0.5% 10/28/25	905,000	846,477
0.75% 8/26/30	454,000	363,336
0.875% 5/14/30	555,000	451,242
1.25% 2/10/31	497,000	406,324
1.5% 8/28/24	543,000	534,700
1.625% 1/15/25	488,000	474,526
1.875% 10/27/26	130,000	121,540
2.5% 11/25/24	156,000	153,259
2.5% 7/29/25	104,000	100,772
2.5% 3/29/32	1,000,000	876,915
International Finance Corp. 0.75% 8/27/30	303,000	242,110
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $15,877,438)		15,095,786

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	345,402
3.75% 2/18/26	370,000	357,421
Discover Bank:
3.45% 7/27/26	350,000	333,323
5.974% 8/9/28 (c)	347,000	345,186
Regions Bank 6.45% 6/26/37	969,000	997,914
Truist Bank 3.3% 5/15/26	208,000	199,625
TOTAL BANK NOTES (Cost $2,748,492)		2,578,871

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $16,058,890)	183,423	15,844,087

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l) (Cost $34,275,749)	34,268,895	34,275,749

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	5,500,000	164,909
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,300,000	151,892
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,600,000	124,277

TOTAL PUT OPTIONS			441,078
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	5,500,000	184,093
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,300,000	60,554
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,600,000	171,229

TOTAL CALL OPTIONS			415,876
TOTAL PURCHASED SWAPTIONS (Cost $973,846)			856,954

TOTAL INVESTMENT IN SECURITIES - 113.0% (Cost $3,560,666,709)	3,443,189,223
NET OTHER ASSETS (LIABILITIES) - (13.0)%	(396,756,089)
NET ASSETS - 100.0%	3,046,433,134

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(12,150,000)	(9,954,740)
2% 4/1/54	(100,000)	(81,932)
2% 4/1/54	(2,250,000)	(1,843,470)
2% 4/1/54	(6,300,000)	(5,161,717)
2% 4/1/54	(3,100,000)	(2,539,893)
2% 4/1/54	(9,200,000)	(7,537,746)
2.5% 4/1/54	(800,000)	(681,337)
2.5% 4/1/54	(800,000)	(681,337)
3% 4/1/54	(4,700,000)	(4,145,487)
5% 4/1/54	(4,000,000)	(3,931,843)
5.5% 4/1/54	(4,600,000)	(4,597,292)
6.5% 4/1/54	(2,450,000)	(2,490,722)
6.5% 4/1/54	(3,000,000)	(3,049,863)

TOTAL GINNIE MAE		(46,697,379)

Uniform Mortgage Backed Securities
2% 4/1/54	(5,950,000)	(4,707,322)
2% 4/1/54	(1,200,000)	(949,376)
2% 4/1/54	(32,800,000)	(25,949,605)
2% 4/1/54	(13,500,000)	(10,680,478)
2.5% 4/1/54	(4,700,000)	(3,885,028)
2.5% 4/1/54	(12,650,000)	(10,456,510)
2.5% 4/1/54	(7,950,000)	(6,571,483)
3% 4/1/54	(1,600,000)	(1,376,875)
3% 4/1/54	(1,100,000)	(946,602)
3% 4/1/54	(5,000,000)	(4,302,735)
3% 4/1/54	(19,500,000)	(16,780,665)
3% 4/1/54	(3,200,000)	(2,753,750)
3% 4/1/54	(1,800,000)	(1,548,984)
3.5% 4/1/54	(350,000)	(313,154)
4% 4/1/54	(4,200,000)	(3,889,266)
4% 4/1/54	(2,600,000)	(2,407,641)
4.5% 4/1/54	(4,900,000)	(4,665,910)
5% 4/1/54	(200,000)	(195,203)
5% 4/1/54	(2,500,000)	(2,440,039)
5.5% 4/1/54	(5,425,000)	(5,398,935)
5.5% 4/1/54	(1,400,000)	(1,393,273)
5.5% 4/1/54	(4,825,000)	(4,801,817)
5.5% 4/1/54	(175,000)	(174,159)
5.5% 4/1/54	(3,500,000)	(3,483,184)
5.5% 4/1/54	(900,000)	(895,676)
5.5% 5/1/54	(4,775,000)	(4,751,871)
6% 4/1/54	(1,800,000)	(1,817,086)
6% 4/1/54	(3,100,000)	(3,129,426)
6% 4/1/54	(1,200,000)	(1,211,391)
6% 4/1/54	(1,000,000)	(1,009,492)
6% 4/1/54	(300,000)	(302,848)
6% 4/1/54	(100,000)	(100,949)
6% 4/1/54	(1,100,000)	(1,110,441)
6% 4/1/54	(4,100,000)	(4,138,918)
6% 4/1/54	(1,700,000)	(1,716,137)
6.5% 4/1/54	(6,650,000)	(6,792,871)
6.5% 4/1/54	(3,350,000)	(3,421,973)
6.5% 4/1/54	(3,100,000)	(3,166,602)
6.5% 4/1/54	(5,500,000)	(5,618,164)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(159,255,839)

TOTAL TBA SALE COMMITMENTS (Proceeds $205,995,696)		(205,953,218)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	61	Jun 2024	12,473,547	(9,055)	(9,055)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Jun 2024	1,032,000	23,856	23,856

TOTAL PURCHASED					14,801

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	241	Jun 2024	26,702,047	(67,754)	(67,754)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	65	Jun 2024	6,956,016	1,325	1,325
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Jun 2024	3,854,000	(41,125)	(41,125)

TOTAL SOLD					(107,554)

TOTAL FUTURES CONTRACTS					(92,753)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	3,767	(8,190)	(4,423)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	4,907	(15,888)	(10,981)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	3,073	(4,148)	(1,075)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	29,411	(52,851)	(23,440)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	720,000	105,879	(217,967)	(112,088)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	90,000	13,235	(20,178)	(6,943)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	390,000	57,351	(107,696)	(50,345)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	260,000	38,234	(68,670)	(30,436)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,060,000	155,877	(304,285)	(148,408)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	58,821	(96,437)	(37,616)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	90,000	13,235	(21,089)	(7,854)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	380,000	55,880	(97,731)	(41,851)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	300,000	44,116	(86,151)	(42,035)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	19,117	(34,504)	(15,387)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	47,057	(81,301)	(34,244)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	26,470	(43,333)	(16,863)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	150,000	18,030	(24,574)	(6,544)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	24,040	(28,918)	(4,878)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	12,020	(14,201)	(2,181)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	200,000	24,040	(26,674)	(2,634)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	12,020	(14,107)	(2,087)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	24,040	(28,918)	(4,878)

TOTAL BUY PROTECTION							790,620	(1,397,811)	(607,191)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(7,386)	33,882	26,496
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(4,362)	20,580	16,218
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	4,350,000	(60,282)	129,949	69,667

TOTAL SELL PROTECTION							(72,030)	184,411	112,381
TOTAL CREDIT DEFAULT SWAPS							718,590	(1,213,400)	(494,810)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	29,049,000	54,299	0	54,299
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	7,847,000	17,604	0	17,604
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2029	378,000	418	0	418
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	19,084,000	59,862	0	59,862
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	2,854,000	13,903	0	13,903
TOTAL INTEREST RATE SWAPS							146,086	0	146,086

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,481,664 or 12.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,359.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,807,420.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $123,531.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	57,300,436	143,057,193	166,081,880	635,039	-	-	34,275,749	0.1%
Fidelity Specialized High Income Central Fund	15,645,506	230,433	-	230,448	-	(31,852)	15,844,087	3.4%
Total	72,945,942	143,287,626	166,081,880	865,487	-	(31,852)	50,119,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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